UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 987.20	$ 2.76
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81
Service Class
Actual	$ 1,000.00	$ 986.80	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2
Actual	$ 1,000.00	$ 986.10	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2R
Actual	$ 1,000.00	$ 986.20	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.1
Bank of America Corp.	3.2	3.1
Citigroup, Inc.	2.5	2.8
American International Group, Inc.	2.5	2.6
JPMorgan Chase & Co.	2.2	2.3
SBC Communications, Inc.	1.8	1.6
Total SA sponsored ADR	1.7	1.6
General Electric Co.	1.5	1.4
Fannie Mae	1.4	1.8
Wachovia Corp.	1.4	1.4
	21.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.4	30.2
Consumer Discretionary	12.3	11.1
Energy	11.6	10.8
Industrials	11.1	12.1
Information Technology	8.4	7.1
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 99.3%		Stocks 99.1%
	Bonds 0.6%		Bonds 0.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	10.9%	** Foreign investments	11.9%

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	231,100	$ 5,839,897
Johnson Controls, Inc.	291,600	16,425,828
TRW Automotive Holdings Corp. (a)	839,270	20,570,508
		42,836,233
Automobiles - 0.7%
Ford Motor Co.	542,700	5,557,248
General Motors Corp. (d)	167,100	5,681,400
Harley-Davidson, Inc.	125,900	6,244,640
Monaco Coach Corp.	188,200	3,235,158
Renault SA	229,101	20,211,275
Toyota Motor Corp. sponsored ADR	443,400	31,698,666
		72,628,387
Diversified Consumer Services - 0.0%
Service Corp. International (SCI)	416,800	3,342,736
Hotels, Restaurants & Leisure - 0.8%
Harrah's Entertainment, Inc.	229,379	16,531,345
McDonald's Corp.	2,370,400	65,778,600
		82,309,945
Household Durables - 1.3%
Koninklijke Philips Electronics NV (NY Shares)	601,900	15,161,861
Maytag Corp.	1,622,720	25,411,795
Newell Rubbermaid, Inc.	2,583,200	61,583,488
The Stanley Works	128,500	5,851,890
Whirlpool Corp.	423,200	29,670,552
		137,679,586
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	1,377,700	36,991,245
Media - 6.0%
Clear Channel Communications, Inc.	3,130,500	96,826,365
Comcast Corp. Class A (a)	2,654,791	81,502,084
Knight-Ridder, Inc.	345,100	21,168,434
Lagardere S.C.A. (Reg.) (d)	146,142	10,832,292
Liberty Global, Inc. Class A (a)	308,566	14,400,775
Liberty Media Corp. Class A (a)	3,681,676	37,516,278
News Corp. Class A	1,178,916	19,074,861
NTL, Inc. (a)	248,455	16,999,291
The New York Times Co. Class A	252,690	7,871,294
The Reader's Digest Association, Inc. (non-vtg.)	1,699,003	28,033,550
Time Warner, Inc. (a)	6,612,750	110,499,053
Viacom, Inc. Class B (non-vtg.)	3,461,086	110,823,974
Vivendi Universal SA sponsored ADR	904,300	28,331,719
Walt Disney Co.	2,379,300	59,910,774
		643,790,744
Multiline Retail - 1.1%
Big Lots, Inc. (a)	2,275,956	30,133,661
Dollar Tree Stores, Inc. (a)	1,065,300	25,567,200

	Shares	Value (Note 1)
Family Dollar Stores, Inc.	706,500	$ 18,439,650
Federated Department Stores, Inc.	483,300	35,416,224
Sears Holdings Corp. (a)	67,387	10,099,290
		119,656,025
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	1,113,050	27,024,854
Gap, Inc.	1,503,478	29,693,691
RadioShack Corp.	482,700	11,184,159
Tiffany & Co., Inc.	827,300	27,102,348
		95,005,052
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	25,165,694
TOTAL CONSUMER DISCRETIONARY		1,259,405,647
CONSUMER STAPLES - 6.0%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	1,431,800	65,504,850
The Coca-Cola Co.	810,300	33,830,025
		99,334,875
Food & Staples Retailing - 1.3%
CVS Corp.	1,060,800	30,837,456
Wal-Mart Stores, Inc.	2,340,200	112,797,640
		143,635,096
Food Products - 0.4%
Corn Products International, Inc.	438,700	10,423,512
Kraft Foods, Inc. Class A	868,400	27,623,804
Sara Lee Corp.	333,200	6,600,692
		44,648,008
Household Products - 1.9%
Colgate-Palmolive Co.	2,460,700	122,813,537
Kimberly-Clark Corp.	788,000	49,320,920
Procter & Gamble Co.	662,600	34,952,150
		207,086,607
Personal Products - 0.6%
Gillette Co.	1,157,520	58,605,238
Tobacco - 0.9%
Altria Group, Inc.	1,453,200	93,963,912
TOTAL CONSUMER STAPLES		647,273,736
ENERGY - 11.6%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	1,263,000	64,615,080
BJ Services Co.	536,645	28,163,130
Halliburton Co.	708,200	33,866,124
Noble Corp.	778,400	47,879,384
Schlumberger Ltd. (NY Shares)	1,631,210	123,874,087
		298,397,805
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	601,580	38,862,068
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ashland, Inc.	127,600	$ 9,170,612
BP PLC sponsored ADR	2,269,642	141,580,268
ChevronTexaco Corp.	2,252,742	125,973,333
ConocoPhillips	166,600	9,577,834
El Paso Corp.	944,400	10,879,488
Exxon Mobil Corp.	6,423,436	369,154,861
Statoil ASA	637,700	13,028,626
Total SA:
Series B	218,300	51,016,710
sponsored ADR	1,525,196	178,219,153
		947,462,953
TOTAL ENERGY		1,245,860,758
FINANCIALS - 27.9%
Capital Markets - 4.5%
Bank of New York Co., Inc.	3,013,100	86,717,018
Charles Schwab Corp.	5,409,700	61,021,416
Janus Capital Group, Inc.	2,363,700	35,550,048
Lazard Ltd. Class A	83,600	1,943,700
Mellon Financial Corp.	1,626,000	46,649,940
Merrill Lynch & Co., Inc.	1,557,300	85,667,073
Morgan Stanley	1,998,200	104,845,554
Nomura Holdings, Inc.	1,853,000	22,143,350
Nuveen Investments, Inc. Class A	387,200	14,566,464
State Street Corp.	386,200	18,634,150
		477,738,713
Commercial Banks - 7.2%
Bank of America Corp.	7,527,666	343,336,846
Comerica, Inc.	581,900	33,633,820
Kookmin Bank sponsored ADR	397,000	18,095,260
Lloyds TSB Group PLC	2,282,400	19,342,749
Royal Bank of Scotland Group PLC	625,547	18,896,563
State Bank of India	463,175	8,112,461
U.S. Bancorp, Delaware	1,762,138	51,454,430
Wachovia Corp.	3,106,975	154,105,960
Wells Fargo & Co.	2,043,800	125,857,204
		772,835,293
Consumer Finance - 1.1%
American Express Co.	1,230,296	65,488,656
MBNA Corp.	1,279,700	33,476,952
MoneyGram International, Inc.	1,161,000	22,198,320
		121,163,928
Diversified Financial Services - 5.1%
CIT Group, Inc.	833,700	35,824,089

	Shares	Value (Note 1)
Citigroup, Inc.	5,867,919	$ 271,273,895
JPMorgan Chase & Co.	6,665,612	235,429,416
		542,527,400
Insurance - 7.5%
ACE Ltd.	2,096,915	94,046,638
Allianz AG sponsored ADR	1,115,700	12,774,765
Allstate Corp.	1,597,200	95,432,700
American International Group, Inc.	4,592,450	266,821,345
Conseco, Inc. (a)	604,000	13,179,280
Genworth Financial, Inc. Class A (non-vtg.)	1,490,400	45,054,792
Hartford Financial Services Group, Inc.	1,047,100	78,302,138
Marsh & McLennan Companies, Inc.	793,600	21,982,720
MBIA, Inc.	252,700	14,987,637
MetLife, Inc. unit	835,300	21,901,566
PartnerRe Ltd.	355,700	22,914,194
The St. Paul Travelers Companies, Inc.	2,516,026	99,458,508
XL Capital Ltd. Class A	201,920	15,026,886
		801,883,169
Real Estate - 0.2%
CarrAmerica Realty Corp.	193,740	7,009,513
Equity Office Properties Trust	508,000	16,814,800
		23,824,313
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	2,646,000	154,526,400
Freddie Mac	661,800	43,169,214
Housing Development Finance Corp. Ltd.	1,133,500	23,226,647
Sovereign Bancorp, Inc.	1,371,550	30,640,427
		251,562,688
TOTAL FINANCIALS		2,991,535,504
HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	2,877,800	106,766,380
Thermo Electron Corp. (a)	537,800	14,450,686
		121,217,066
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	706,100	40,657,238
Health Net, Inc. (a)	124,800	4,762,368
McKesson Corp.	540,200	24,195,558
Tenet Healthcare Corp. (a)	2,064,000	25,263,360
		94,878,524
Pharmaceuticals - 5.5%
Abbott Laboratories	788,500	38,644,385
Bristol-Myers Squibb Co.	2,375,300	59,334,994
GlaxoSmithKline PLC sponsored ADR	430,600	20,888,406
Johnson & Johnson	1,901,900	123,623,500
Merck & Co., Inc.	2,251,300	69,340,040
Pfizer, Inc.	3,949,400	108,924,452
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	3,665,530	$ 69,865,002
Wyeth	2,092,500	93,116,250
		583,737,029
TOTAL HEALTH CARE		799,832,619
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.6%
EADS NV	1,435,715	45,781,294
Honeywell International, Inc.	2,780,325	101,843,305
Lockheed Martin Corp.	1,332,000	86,406,840
Northrop Grumman Corp.	849,600	46,940,400
Raytheon Co.	288,678	11,293,083
The Boeing Co.	678,400	44,774,400
United Technologies Corp.	836,840	42,971,734
		380,011,056
Commercial Services & Supplies - 0.4%
Cendant Corp.	544,700	12,184,939
Waste Management, Inc.	1,207,400	34,217,716
		46,402,655
Construction & Engineering - 0.1%
Fluor Corp.	237,000	13,648,830
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR (a)	2,088,600	13,513,242
Emerson Electric Co.	513,400	32,154,242
		45,667,484
Industrial Conglomerates - 3.2%
3M Co.	308,200	22,282,860
General Electric Co.	4,690,740	162,534,141
Siemens AG sponsored ADR	114,600	8,325,690
Textron, Inc.	376,300	28,542,355
Tyco International Ltd.	4,072,646	118,921,263
		340,606,309
Machinery - 2.3%
Caterpillar, Inc.	389,700	37,142,307
Dover Corp.	1,243,900	45,253,082
Illinois Tool Works, Inc.	151,900	12,103,392
Ingersoll-Rand Co. Ltd. Class A	872,544	62,256,014
Navistar International Corp. (a)	508,495	16,271,840
SPX Corp.	1,483,200	68,197,536
		241,224,171
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,035,400	48,746,632
Union Pacific Corp.	768,400	49,792,320
		98,538,952

	Shares	Value (Note 1)
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	353,800	$ 11,102,244
TOTAL INDUSTRIALS		1,177,201,701
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.3%
Avaya, Inc. (a)	1,353,800	11,263,616
Cisco Systems, Inc. (a)	1,656,200	31,649,982
Lucent Technologies, Inc. (a)	4,816,600	14,016,306
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	6,413
Motorola, Inc.	3,387,112	61,848,665
Nokia Corp. sponsored ADR	1,182,000	19,668,480
		138,453,462
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	3,785,711	89,002,066
International Business Machines Corp.	972,700	72,174,340
Sun Microsystems, Inc. (a)	3,998,675	14,915,058
		176,091,464
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,428,700	32,888,674
Arrow Electronics, Inc. (a)	830,900	22,567,244
Avnet, Inc. (a)	1,584,330	35,694,955
Solectron Corp. (a)	5,784,200	21,922,118
Tektronix, Inc.	104,400	2,429,388
		115,502,379
IT Services - 0.2%
Ceridian Corp. (a)	1,095,600	21,342,288
Electronic Data Systems Corp.	166,600	3,207,050
		24,549,338
Office Electronics - 0.3%
Xerox Corp. (a)	2,067,900	28,516,341
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	1,357,900	50,663,249
Applied Materials, Inc.	2,102,500	34,018,450
Freescale Semiconductor, Inc.:
Class A	105,200	2,210,252
Class B	1,634,977	34,628,813
Intel Corp.	3,818,300	99,504,898
Micron Technology, Inc. (a)	1,773,200	18,104,372
National Semiconductor Corp.	785,500	17,304,565
Samsung Electronics Co. Ltd.	55,670	26,583,850
Teradyne, Inc. (a)	382,700	4,580,919
		287,599,368
Software - 1.1%
Citrix Systems, Inc. (a)	583,344	12,635,231
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	3,603,400	$ 89,508,456
Symantec Corp. (a)	595,533	12,946,887
		115,090,574
TOTAL INFORMATION TECHNOLOGY		885,802,926
MATERIALS - 5.3%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	405,000	24,421,500
Albemarle Corp.	191,300	6,976,711
Arch Chemicals, Inc.	392,800	9,804,288
Celanese Corp. Class A	632,400	10,048,836
Dow Chemical Co.	1,560,600	69,493,518
Eastman Chemical Co.	379,200	20,912,880
Georgia Gulf Corp.	313,200	9,724,860
Great Lakes Chemical Corp.	508,800	16,011,936
Lubrizol Corp.	214,800	9,023,748
Lyondell Chemical Co.	1,904,293	50,311,408
PolyOne Corp. (a)	1,310,600	8,676,172
Praxair, Inc.	437,524	20,388,618
		255,794,475
Containers & Packaging - 0.3%
Amcor Ltd.	1,784,800	9,107,933
Smurfit-Stone Container Corp. (a)	2,515,872	25,586,418
		34,694,351
Metals & Mining - 1.4%
Alcan, Inc.	955,100	28,671,709
Alcoa, Inc.	2,527,216	66,036,154
Freeport-McMoRan Copper & Gold, Inc. Class B	761,704	28,518,198
Phelps Dodge Corp.	280,900	25,983,250
		149,209,311
Paper & Forest Products - 1.2%
Bowater, Inc.	391,300	12,666,381
Georgia-Pacific Corp.	1,281,101	40,739,012
International Paper Co.	1,299,000	39,242,790
Weyerhaeuser Co.	494,200	31,455,830
		124,104,013
TOTAL MATERIALS		563,802,150
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	4,998,699	132,815,432
New Skies Satellites Holdings Ltd.	286,100	5,679,085
Philippine Long Distance Telephone Co. sponsored ADR (d)	650,700	18,902,835
Qwest Communications International, Inc. (a)	4,948,700	18,359,677
SBC Communications, Inc.	7,996,093	189,907,209

	Shares	Value (Note 1)
Sprint Corp.	1,161,600	$ 29,144,544
Verizon Communications, Inc.	4,390,202	151,681,479
		546,490,261
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	1,003,300	20,387,056
Vodafone Group PLC sponsored ADR	1,506,100	36,628,352
		57,015,408
TOTAL TELECOMMUNICATION SERVICES		603,505,669
UTILITIES - 3.3%
Electric Utilities - 0.7%
Entergy Corp.	730,900	55,219,495
PG&E Corp.	403,800	15,158,652
		70,378,147
Independent Power Producers & Energy Traders - 0.6%
Duke Energy Corp.	940,300	27,955,119
TXU Corp.	451,020	37,475,252
		65,430,371
Multi-Utilities - 2.0%
CMS Energy Corp. (a)	379,600	5,716,776
Dominion Resources, Inc.	1,123,100	82,424,309
NorthWestern Energy Corp.	462,800	14,587,456
Public Service Enterprise Group, Inc.	987,100	60,035,422
Wisconsin Energy Corp.	1,337,900	52,178,100
		214,942,063
TOTAL UTILITIES		350,750,581
TOTAL COMMON STOCKS (Cost $8,337,722,756)		10,524,971,291
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	7,666,920
Series C, 6.25%	253,100	5,325,224
		12,992,144
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,768,000
TOTAL CONSUMER DISCRETIONARY		20,760,144
FINANCIALS - 0.5%
Capital Markets - 0.0%
State Street Corp. 6.75% SPACES (a)	24,900	5,346,578
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	16,153,935
Insurance - 0.3%
Conseco, Inc. Series B, 5.50%	143,400	3,934,896
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.:
7.00%	167,700	$ 5,281,712
Series B, 7.00%	120,100	3,814,376
Travelers Property Casualty Corp. 4.50%	240,200	5,346,852
XL Capital Ltd. 6.50%	475,300	11,350,164
		29,728,000
TOTAL FINANCIALS		51,228,513
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	156,900	8,678,139
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	9,485,438
TOTAL HEALTH CARE		18,163,577
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	145,650	17,800,760
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	1,622,478
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $116,904,752)		109,575,472
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	6,448,376
Six Flags, Inc. 4.5% 5/15/15	3,640,000	3,544,632
		9,993,008
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	9,975,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,103,260
		23,078,260
TOTAL CONSUMER DISCRETIONARY		33,071,268
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (e)	2,760,000	2,722,050

	Principal Amount	Value (Note 1)
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	$ 5,220,000	$ 7,212,996
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	351,463
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (e)	11,850,000	8,004,675
TOTAL CONVERTIBLE BONDS		51,362,452
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	60,000	67,200
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,213,120
TOTAL NONCONVERTIBLE BONDS		13,280,320
TOTAL CORPORATE BONDS (Cost $70,743,076)		64,642,772
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 3.21% (b)	15,670,880	15,670,880
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	17,839,400	17,839,400
TOTAL MONEY MARKET FUNDS (Cost $33,510,280)		33,510,280
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $8,558,880,864)	10,732,699,815
NET OTHER ASSETS - (0.2)%		(20,510,649)
NET ASSETS - 100%		$ 10,712,189,166
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,804,985 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
France	2.8%
United Kingdom	2.2%
Netherlands Antilles	1.2%
Bermuda	1.1%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,230,521) (cost $8,558,880,864) - See accompanying schedule		$ 10,732,699,815
Cash		255,125
Foreign currency held at value (cost $73,765)		73,170
Receivable for fund shares sold		2,501,815
Dividends receivable		15,563,355
Interest receivable		375,284
Prepaid expenses		22,520
Other affiliated receivables		54,089
Other receivables		660,759
Total assets		10,752,205,932

Liabilities
Payable for fund shares redeemed	$ 13,721,792
Accrued management fee	4,264,717
Distribution fees payable	409,185
Other affiliated payables	944,444
Other payables and accrued expenses	2,837,228
Collateral on securities loaned, at value	17,839,400
Total liabilities		40,016,766

Net Assets		$ 10,712,189,166
Net Assets consist of:
Paid in capital		$ 8,185,290,460
Undistributed net investment income		86,401,638
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		266,680,689
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,173,816,379
Net Assets		$ 10,712,189,166
Initial Class: Net Asset Value, offering price and redemption price per share ($8,095,070,356 ÷ 340,499,327 shares)		$ 23.77
Service Class: Net Asset Value, offering price and redemption price per share ($1,090,065,401 ÷ 46,005,954 shares)		$ 23.69
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,519,378,951 ÷ 64,629,388 shares)		$ 23.51
Service Class 2R: Net Asset Value, offering price and redemption price per share ($7,674,458 ÷ 327,635 shares)		$ 23.42

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 120,485,079
Interest		1,989,381
Security lending		901,512
Total income		123,375,972

Expenses
Management fee	$ 25,793,898
Transfer agent fees	3,607,005
Distribution fees	2,385,033
Accounting and security lending fees	711,998
Independent trustees' compensation	24,934
Appreciation in deferred trustee compensation account	13,349
Custodian fees and expenses	152,830
Audit	64,113
Legal	8,914
Interest	31,337
Miscellaneous	219,053
Total expenses before reductions	33,012,464
Expense reductions	(622,618)	32,389,846
Net investment income (loss)		90,986,126
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	280,947,010
Foreign currency transactions	(36,921)
Total net realized gain (loss)		280,910,089
Change in net unrealized appreciation (depreciation) on: Investment securities	(519,032,223)
Assets and liabilities in foreign currencies	(6,130)
Total change in net unrealized appreciation (depreciation)		(519,038,353)
Net gain (loss)		(238,128,264)
Net increase (decrease) in net assets resulting from operations		$ (147,142,138)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,986,126	$ 177,276,620
Net realized gain (loss)	280,910,089	393,988,390
Change in net unrealized appreciation (depreciation)	(519,038,353)	595,176,710
Net increase (decrease) in net assets resulting from operations	(147,142,138)	1,166,441,720
Distributions to shareholders from net investment income	(175,959,121)	(160,632,605)
Distributions to shareholders from net realized gain	(394,382,958)	(38,902,738)
Total distributions	(570,342,079)	(199,535,343)
Share transactions - net increase (decrease)	142,448,203	(72,700,137)
Redemption fees	2,293	27
Total increase (decrease) in net assets	(575,033,721)	894,206,267

Net Assets
Beginning of period	11,287,222,887	10,393,016,620
End of period (including undistributed net investment income of $86,401,638 and undistributed net investment income of $170,688,068, respectively)	$ 10,712,189,166	$ 11,287,222,887
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	6,806,000	1,046,142	8,436,365	122,314
Reinvested	18,234,094	2,417,459	3,009,670	13,378
Redeemed	(27,082,768)	(3,770,885)	(3,462,009)	(32,609)
Net increase (decrease)	(2,042,674)	(307,284)	7,984,026	103,083

Dollars Sold	$ 164,645,029	$ 25,084,066	$ 199,674,402	$ 2,902,874
Reinvested	439,988,689	58,164,075	71,870,923	318,391
Redeemed	(647,385,406)	(90,034,624)	(82,018,560)	(761,656)
Net increase (decrease)	$ (42,751,688)	$ (6,786,483)	$ 189,526,765	$ 2,459,609

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	19,642,612	4,254,175	21,126,824	207,129
Reinvested	6,898,356	858,454	759,147	2,031
Redeemed	(46,454,587)	(5,170,065)	(5,169,545)	(67,130)
Net increase (decrease)	(19,913,619)	(57,436)	16,716,426	142,030

Dollars Sold	$ 460,321,782	$ 99,280,265	$ 490,310,488	$ 4,777,338
Reinvested	161,766,458	20,079,238	17,642,584	47,063
Redeemed	(1,086,286,467)	(119,952,965)	(119,145,127)	(1,540,794)
Net increase (decrease)	$ (464,198,227)	$ (593,462)	$ 388,807,945	$ 3,283,607

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 137,602,640	$ 17,563,270	$ 20,698,826	$ 94,385
From net realized gain	302,386,049	40,600,805	51,172,097	224,007
Total	$ 439,988,689	$ 58,164,075	$ 71,870,923	$ 318,392

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,573,823	$ 16,025,683	$ 13,995,319	$ 37,780
From net realized gain	31,192,635	4,053,555	3,647,265	9,283
Total	$ 161,766,458	$ 20,079,238	$ 17,642,584	$ 47,063

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52	$ 25.71
Income from Investment Operations
Net investment income (loss)E	.20	.40	.36	.34	.34	.40
Net realized and unrealized gain (loss)	(.50)	2.24	5.01	(4.08)	(1.51)	1.46
Total from investment operations	(.30)	2.64	5.37	(3.74)	(1.17)	1.86
Distributions from net investment income	(.41)	(.36)	(.35)	(.36)	(.42)	(.44)
Distributions from net realized gain	(.89)	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(1.30)	(.45)	(.35)	(.85)	(1.60)	(2.05)
Redemption fees added to paid in capital	-E,G	-E,G	-E,G	-E,G	-	-
Net asset value, end of period	$ 23.77	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Total ReturnB,C,D	(1.28)%	11.53%	30.33%	(16.95)%	(4.96)%	8.42%
Ratios to Average Net AssetsF
Expenses before expense reductions	.56%A	.58%	.57%	.57%	.58%	.56%
Expenses net of voluntary waivers, if any	.56%A	.58%	.57%	.57%	.58%	.56%
Expenses net of all reductions	.55%A	.57%	.56%	.56%	.57%	.55%
Net investment income (loss)	1.71%A	1.71%	1.83%	1.70%	1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,095,070	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205	$ 9,969,086
Portfolio turnover rate	22%A	22%	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45	$ 25.66
Income from Investment Operations
Net investment income (loss)E	.19	.38	.34	.32	.31	.37
Net realized and unrealized gain (loss)	(.50)	2.22	5.00	(4.06)	(1.51)	1.46
Total from investment operations	(.31)	2.60	5.34	(3.74)	(1.20)	1.83
Distributions from net investment income	(.39)	(.34)	(.33)	(.34)	(.40)	(.43)
Distributions from net realized gain	(.89)	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(1.28)	(.43)	(.33)	(.83)	(1.58)	(2.04)
Redemption fees added to paid in capital	-E,G	-E,G	-E,G	-E,G	-	-
Net asset value, end of period	$ 23.69	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Total ReturnB,C,D	(1.32)%	11.38%	30.22%	(17.00)%	(5.09)%	8.30%
Ratios to Average Net AssetsF
Expenses before expense reductions	.66%A	.68%	.67%	.67%	.68%	.66%
Expenses net of voluntary waivers, if any	.66%A	.68%	.67%	.67%	.68%	.66%
Expenses net of all reductions	.65%A	.67%	.66%	.66%	.67%	.65%
Net investment income (loss)	1.61%A	1.61%	1.73%	1.60%	1.37%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,090,065	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017	$ 634,897
Portfolio turnover rate	22%A	22%	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss)E	.17	.34	.31	.28	.27	.32
Net realized and unrealized gain (loss)	(.50)	2.21	4.97	(4.04)	(1.50)	1.95
Total from investment operations	(.33)	2.55	5.28	(3.76)	(1.23)	2.27
Distributions from net investment income	(.36)	(.33)	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	(.89)	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(1.25)	(.42)	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	-E,H	-E,H	-E,H	-E,H	-	-
Net asset value, end of period	$ 23.51	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Total ReturnB,C,D	(1.39)%	11.23%	30.03%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.83%	.82%	.83%	.84%	.83%A
Expenses net of voluntary waivers, if any	.81%A	.83%	.82%	.83%	.84%	.83%A
Expenses net of all reductions	.80%A	.82%	.81%	.82%	.83%	.82%A
Net investment income (loss)	1.46%A	1.46%	1.58%	1.44%	1.21%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,519,379	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	22%A	22%	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss)E	.17	.34	.31	.18
Net realized and unrealized gain (loss)	(.49)	2.20	4.96	(4.01)
Total from investment operations	(.32)	2.54	5.27	(3.83)
Distributions from net investment income	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(.89)	(.09)	-	-
Total distributions	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capitalE,H	-	-	-	-
Net asset value, end of period	$ 23.42	$ 25.01	$ 22.91	$ 17.99
Total ReturnB,C,D	(1.38)%	11.22%	30.05%	(17.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.83%	.82%	.85%A
Expenses net of voluntary waivers, if any	.81%A	.83%	.82%	.85%A
Expenses net of all reductions	.80%A	.82%	.81%	.84%A
Net investment income (loss)	1.46%A	1.46%	1.57%	1.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,674	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	22%A	22%	26%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,757,793,308
Unrealized depreciation	(598,576,194)
Net unrealized appreciation (depreciation)	$ 2,159,217,114
Cost for federal income tax purposes	$ 8,573,482,701

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,219,887,436 and $1,555,730,304, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 559,163
Service Class 2	1,817,941
Service Class 2R	7,929
$ 2,385,033

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,746,488
Service Class	367,310
Service Class 2	491,068
Service Class 2 R	2,139
$ 3,607,005

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $225,730 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55,134 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 9,855,683	2.79%	-	$ 31,337

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $621,844 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $774.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 34% of the total outstanding shares of the fund.

Equity-Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0805
1.705693.107

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 979.50	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 979.00	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 978.00	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Service Class 2R
Actual	$ 1,000.00	$ 978.30	$ 4.46
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.92%
Service Class 2R	.91%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.7	2.6
Johnson & Johnson	3.5	2.8
Intel Corp.	3.1	2.6
Wal-Mart Stores, Inc.	2.8	2.5
American International Group, Inc.	2.2	1.7
General Electric Co.	2.1	1.9
Dell, Inc.	2.1	2.2
PepsiCo, Inc.	1.9	1.6
Pfizer, Inc.	1.6	2.1
Cisco Systems, Inc.	1.6	2.1
	24.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	34.5
Health Care	18.2	19.4
Consumer Staples	13.8	7.0
Industrials	11.9	11.3
Consumer Discretionary	11.4	12.2
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 99.5%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	9.0%	** Foreign investments	8.8%

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.4%
Diversified Consumer Services - 0.6%
Weight Watchers International, Inc. (a)	1,096,700	$ 56,600,687
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	495,500	27,029,525
Royal Caribbean Cruises Ltd.	519,900	25,142,364
		52,171,889
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	694,300	15,399,574
Internet & Catalog Retail - 1.0%
eBay, Inc. (a)	2,530,300	83,525,203
Priceline.com, Inc. (a)(d)	183,200	4,274,056
		87,799,259
Media - 3.1%
E.W. Scripps Co. Class A	839,400	40,962,720
Gestevision Telecinco SA	202,911	4,753,901
Lamar Advertising Co. Class A (a)	948,560	40,569,911
Omnicom Group, Inc.	780,900	62,362,674
Pixar (a)	187,664	9,392,583
SBS Broadcasting SA (a)	652,278	30,741,862
Warner Music Group Corp.	532,000	8,618,400
WPP Group PLC sponsored ADR	479,900	24,498,895
XM Satellite Radio Holdings, Inc. Class A (a)	1,387,984	46,719,541
		268,620,487
Multiline Retail - 2.7%
Dollar General Corp.	1,371,600	27,925,776
Dollar Tree Stores, Inc. (a)	1,408,700	33,808,800
Fred's, Inc. Class A	1,898,344	31,474,544
Kohl's Corp. (a)	1,018,600	56,949,926
Nordstrom, Inc.	677,800	46,070,066
Target Corp.	824,200	44,844,722
		241,073,834
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	751,500	31,397,670
Best Buy Co., Inc.	1,139,550	78,116,153
Foot Locker, Inc.	1,106,480	30,118,386
GameStop Corp. Class A (a)(d)	228,693	7,480,548
Guitar Center, Inc. (a)	541,444	31,604,086
RadioShack Corp.	938,400	21,742,728
Staples, Inc.	2,269,350	48,382,542
		248,842,113
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc. (a)	543,400	31,723,692
TOTAL CONSUMER DISCRETIONARY		1,002,231,535

	Shares	Value (Note 1)
CONSUMER STAPLES - 13.8%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	351,000	$ 21,221,460
PepsiCo, Inc.	3,127,500	168,666,075
		189,887,535
Food & Staples Retailing - 4.9%
7-Eleven, Inc. (a)	630,200	19,057,248
CVS Corp.	1,338,400	38,907,288
Longs Drug Stores Corp.	310,400	13,362,720
Wal-Mart Stores, Inc.	5,069,600	244,354,720
Walgreen Co.	2,462,200	113,236,578
		428,918,554
Food Products - 4.0%
Archer-Daniels-Midland Co.	492,100	10,521,098
Bunge Ltd.	656,100	41,596,740
Campbell Soup Co.	1,182,800	36,394,756
Corn Products International, Inc.	1,327,300	31,536,648
General Mills, Inc.	904,500	42,321,555
Groupe Danone	102,400	9,008,937
Groupe Danone sponsored ADR	1,442,900	25,250,750
Hershey Co.	695,500	43,190,550
Kellogg Co.	1,052,000	46,750,880
Ralcorp Holdings, Inc.	186,500	7,674,475
The J.M. Smucker Co.	398,900	18,724,366
Wm. Wrigley Jr. Co.	521,100	35,872,524
		348,843,279
Household Products - 1.5%
Church & Dwight Co., Inc.	921,400	33,354,680
Clorox Co.	704,000	39,226,880
Colgate-Palmolive Co.	1,193,600	59,572,576
		132,154,136
Personal Products - 0.7%
Avon Products, Inc.	1,766,510	66,862,404
Tobacco - 0.5%
Altria Group, Inc.	668,300	43,212,278
TOTAL CONSUMER STAPLES		1,209,878,186
ENERGY - 6.2%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	1,246,570	63,774,521
Halliburton Co.	1,246,000	59,583,720
National Oilwell Varco, Inc. (a)	840,200	39,943,108
Noble Corp.	188,000	11,563,880
Schlumberger Ltd. (NY Shares)	951,400	72,249,316
Smith International, Inc.	452,400	28,817,880
Transocean, Inc. (a)	305,700	16,498,629
Weatherford International Ltd. (a)	595,240	34,512,015
		326,943,069
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.5%
Arch Coal, Inc.	448,200	$ 24,413,454
Ashland, Inc.	128,600	9,242,482
BG Group PLC sponsored ADR (d)	1,125,100	46,804,160
CONSOL Energy, Inc.	440,800	23,618,064
Peabody Energy Corp.	456,200	23,740,648
Premcor, Inc.	588,500	43,654,930
Tesoro Petroleum Corp.	487,200	22,664,544
Valero Energy Corp.	329,100	26,035,101
		220,173,383
TOTAL ENERGY		547,116,452
FINANCIALS - 7.6%
Capital Markets - 2.0%
E*TRADE Financial Corp. (a)	2,495,400	34,910,646
Goldman Sachs Group, Inc.	190,400	19,424,608
Greenhill & Co., Inc.	150,000	6,076,500
Lazard Ltd. Class A	108,700	2,527,275
Merrill Lynch & Co., Inc.	813,900	44,772,639
Morgan Stanley	822,700	43,167,069
UBS AG (NY Shares)	340,000	26,469,000
		177,347,737
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	486,400	8,889,125
Consumer Finance - 1.3%
American Express Co.	2,204,400	117,340,212
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	1,259,266	44,477,275
Insurance - 3.5%
AFLAC, Inc.	1,734,120	75,052,714
American International Group, Inc.	3,330,266	193,488,455
Prudential Financial, Inc.	561,000	36,835,260
		305,376,429
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	298,200	17,414,880
TOTAL FINANCIALS		670,845,658
HEALTH CARE - 18.2%
Biotechnology - 2.6%
Amgen, Inc. (a)	1,009,310	61,022,883
Genentech, Inc. (a)	911,200	73,151,136
Genzyme Corp. (a)	803,600	48,288,324
ImClone Systems, Inc. (a)	844,200	26,144,874
QLT, Inc. (a)	764,300	7,903,755
Tanox, Inc. (a)	1,042,600	12,219,272
Telik, Inc. (a)	73,600	1,196,736
		229,926,980

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	476,500	$ 52,105,275
Baxter International, Inc.	2,133,000	79,134,300
Beckman Coulter, Inc.	447,400	28,441,218
Becton, Dickinson & Co.	840,100	44,080,047
C.R. Bard, Inc.	625,700	41,615,307
Dade Behring Holdings, Inc.	252,200	16,395,522
Medtronic, Inc.	955,230	49,471,362
Waters Corp. (a)	679,400	25,253,298
		336,496,329
Health Care Providers & Services - 1.9%
Community Health Systems, Inc. (a)	986,800	37,291,172
HCA, Inc.	367,100	20,803,557
Health Management Associates, Inc. Class A	1,314,900	34,424,082
Triad Hospitals, Inc. (a)	675,900	36,931,176
UnitedHealth Group, Inc.	707,400	36,883,836
		166,333,823
Pharmaceuticals - 9.9%
Abbott Laboratories	2,812,100	137,821,021
Barr Pharmaceuticals, Inc. (a)	994,672	48,480,313
Eli Lilly & Co.	784,700	43,715,637
Johnson & Johnson	4,708,820	306,073,300
MGI Pharma, Inc. (a)	929,400	20,223,744
Pfizer, Inc.	5,084,395	140,227,614
Roche Holding AG (participation certificate)	224,239	28,378,704
Schering-Plough Corp.	5,043,400	96,127,204
Wyeth	978,500	43,543,250
		864,590,787
TOTAL HEALTH CARE		1,597,347,919
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.0%
EADS NV	954,400	30,433,385
General Dynamics Corp.	307,400	33,672,596
Goodrich Corp.	534,480	21,892,301
Lockheed Martin Corp.	733,220	47,563,981
Precision Castparts Corp.	432,674	33,705,305
Rolls-Royce Group PLC	1,966,800	10,122,447
The Boeing Co.	1,233,700	81,424,200
		258,814,215
Air Freight & Logistics - 1.2%
FedEx Corp.	577,500	46,783,275
United Parcel Service, Inc. Class B	363,700	25,153,492
UTI Worldwide, Inc.	393,711	27,410,160
		99,346,927
Commercial Services & Supplies - 2.3%
Cintas Corp.	1,072,860	41,412,396
Corporate Executive Board Co.	365,700	28,645,281
Equifax, Inc.	866,600	30,946,286
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	869,900	$ 26,827,716
Monster Worldwide, Inc. (a)	1,177,280	33,764,390
Robert Half International, Inc.	1,470,300	36,713,391
		198,309,460
Construction & Engineering - 0.1%
Washington Group International, Inc. (a)	209,200	10,694,304
Electrical Equipment - 0.2%
American Power Conversion Corp.	738,153	17,413,029
Industrial Conglomerates - 2.6%
General Electric Co.	5,414,140	187,599,951
Siemens AG sponsored ADR	576,300	41,868,195
		229,468,146
Machinery - 1.0%
Caterpillar, Inc.	413,700	39,429,747
Deere & Co.	406,500	26,621,685
Joy Global, Inc.	712,026	23,916,953
		89,968,385
Marine - 0.1%
Alexander & Baldwin, Inc.	232,781	10,789,399
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	707,700	33,318,516
CSX Corp.	250,800	10,699,128
Norfolk Southern Corp.	914,700	28,319,112
Union Pacific Corp.	533,700	34,583,760
		106,920,516
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	1,193,563	19,813,146
TOTAL INDUSTRIALS		1,041,537,527
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 5.1%
Alvarion Ltd. (a)	863,500	10,033,870
Andrew Corp. (a)	2,141,900	27,330,644
Avaya, Inc. (a)	3,175,098	26,416,815
Cisco Systems, Inc. (a)	7,312,120	139,734,613
Harris Corp.	1,025,900	32,018,339
Powerwave Technologies, Inc. (a)	2,555,753	26,119,796
QUALCOMM, Inc.	4,029,100	133,000,591
Research In Motion Ltd. (a)	461,390	33,956,527
Tekelec (a)	1,110,743	18,660,482
		447,271,677
Computers & Peripherals - 4.6%
Apple Computer, Inc. (a)	1,765,934	65,004,031
Dell, Inc. (a)	4,692,160	185,387,242
EMC Corp. (a)	5,114,900	70,125,279
Network Appliance, Inc. (a)	1,311,292	37,070,225

	Shares	Value (Note 1)
QLogic Corp. (a)	774,100	$ 23,896,467
UNOVA, Inc. (a)	680,300	18,116,389
		399,599,633
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	688,582	27,660,339
Arrow Electronics, Inc. (a)	892,300	24,234,868
Hon Hai Precision Industries Co. Ltd.	6,438,842	33,439,290
Molex, Inc.	1,036,200	26,982,648
Symbol Technologies, Inc.	1,158,300	11,432,421
		123,749,566
Internet Software & Services - 1.9%
Digital River, Inc. (a)	879,850	27,935,238
Google, Inc. Class A (sub. vtg.)	248,100	72,978,615
Yahoo!, Inc. (a)	1,924,432	66,681,569
		167,595,422
IT Services - 0.3%
BearingPoint, Inc. (a)	4,172,521	30,584,579
Semiconductors & Semiconductor Equipment - 9.3%
Agere Systems, Inc. (a)	1,534,165	18,409,980
Altera Corp. (a)	2,166,139	42,932,875
Analog Devices, Inc.	1,334,400	49,786,464
Applied Materials, Inc.	4,061,047	65,707,740
Applied Micro Circuits Corp. (a)	2,864,400	7,332,864
ASML Holding NV (NY Shares) (a)	1,196,576	18,738,380
Atmel Corp. (a)	3,708,000	8,787,960
Fairchild Semiconductor International, Inc. (a)	1,538,200	22,688,450
Freescale Semiconductor, Inc.:
Class A	1,661,300	34,903,913
Class B	649,919	13,765,284
Integrated Circuit Systems, Inc. (a)	222,109	4,584,330
Intel Corp.	10,564,300	275,305,658
Intersil Corp. Class A	1,791,736	33,630,885
Linear Technology Corp.	239,200	8,776,248
Maxim Integrated Products, Inc.	234,600	8,964,066
Novellus Systems, Inc. (a)	804,600	19,881,666
ON Semiconductor Corp. (a)	2,154,500	9,910,700
PMC-Sierra, Inc. (a)	3,416,682	31,877,643
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,896,091	35,532,350
Teradyne, Inc. (a)	1,356,784	16,240,704
United Microelectronics Corp. sponsored ADR (d)	9,197,720	37,802,629
Vitesse Semiconductor Corp. (a)	3,067,300	6,410,657
Xilinx, Inc.	1,765,332	45,015,966
		816,987,412
Software - 5.7%
Citrix Systems, Inc. (a)	1,410,044	30,541,553
Cognos, Inc. (a)	232,600	7,943,180
Kronos, Inc. (a)	593,316	23,964,033
Microsoft Corp.	13,085,870	325,053,010
NAVTEQ Corp.	683,400	25,408,812
Red Hat, Inc. (a)	719,500	9,425,450
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	726,700	$ 31,466,110
Take-Two Interactive Software, Inc. (a)	1,650,950	42,016,678
		495,818,826
TOTAL INFORMATION TECHNOLOGY		2,481,607,115
MATERIALS - 1.0%
Chemicals - 1.0%
Monsanto Co.	980,800	61,662,896
Syngenta AG sponsored ADR	1,336,500	27,251,235
		88,914,131
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	2,660,800	85,970,448
UTILITIES - 0.1%
Gas Utilities - 0.1%
Southern Union Co.	387,600	9,515,580
TOTAL COMMON STOCKS (Cost $7,322,151,698)		8,734,964,551
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	710,360
TOTAL PREFERRED STOCKS (Cost $5,872,855)		710,361
Money Market Funds - 0.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	35,338,408	$ 35,338,408
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	7,400,480	7,400,480
TOTAL MONEY MARKET FUNDS (Cost $42,738,888)		42,738,888
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,370,763,441)		8,778,413,800
NET OTHER ASSETS - 0.0%		(3,019,301)
NET ASSETS - 100%		$ 8,775,394,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $710,361 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $3,653,617,452 of which $1,411,197,000, $2,197,712,598 and $44,707,854 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,256,398) (cost $7,370,763,441) - See accompanying schedule		$ 8,778,413,800
Foreign currency held at value (cost $9,665,941)		9,560,324
Receivable for investments sold		16,115,550
Receivable for fund shares sold		1,046,292
Dividends receivable		4,760,257
Interest receivable		101,968
Prepaid expenses		21,061
Other affiliated receivables		56,007
Other receivables		1,886,237
Total assets		8,811,961,496

Liabilities
Payable for investments purchased	$ 14,107,022
Payable for fund shares redeemed	8,152,577
Accrued management fee	4,262,376
Distribution fees payable	261,678
Other affiliated payables	813,433
Other payables and accrued expenses	1,569,431
Collateral on securities loaned, at value	7,400,480
Total liabilities		36,566,997

Net Assets		$ 8,775,394,499
Net Assets consist of:
Paid in capital		$ 10,552,378,204
Undistributed net investment income		12,476,688
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,197,003,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,407,543,379
Net Assets		$ 8,775,394,499
Initial Class: Net Asset Value, offering price and redemption price per share ($6,871,849,618 ÷ 220,253,058 shares)		$ 31.20
Service Class: Net Asset Value, offering price and redemption price per share ($1,108,869,936 ÷ 35,668,377 shares)		$ 31.09
Service Class 2: Net Asset Value, offering price and redemption price per share ($791,132,636 ÷ 25,634,103 shares)		$ 30.86
Service Class 2R: Net Asset Value, offering price and redemption price per share ($3,542,309 ÷ 115,164 shares)		$ 30.76

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 43,199,037
Interest		400,211
Security lending		241,841
Total income		43,841,089

Expenses
Management fee	$ 26,184,315
Transfer agent fees	3,014,195
Distribution fees	1,589,638
Accounting and security lending fees	668,905
Independent trustees' compensation	21,398
Appreciation in deferred trustee compensation account	8,899
Custodian fees and expenses	117,367
Audit	55,230
Legal	12,132
Interest	24,699
Miscellaneous	231,407
Total expenses before reductions	31,928,185
Expense reductions	(1,999,638)	29,928,547
Net investment income (loss)		13,912,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	482,662,500
Foreign currency transactions	1,333,933
Total net realized gain (loss)		483,996,433
Change in net unrealized appreciation (depreciation) on: Investment securities	(717,987,603)
Assets and liabilities in foreign currencies	(603,883)
Total change in net unrealized appreciation (depreciation)		(718,591,486)
Net gain (loss)		(234,595,053)
Net increase (decrease) in net assets resulting from operations		$ (220,682,511)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,912,542	$ 45,137,740
Net realized gain (loss)	483,996,433	704,392,254
Change in net unrealized appreciation (depreciation)	(718,591,486)	(448,655,386)
Net increase (decrease) in net assets resulting from operations	(220,682,511)	300,874,608
Distributions to shareholders from net investment income	(43,821,998)	(25,185,765)
Share transactions - net increase (decrease)	(897,043,493)	(945,720,754)
Redemption fees	3	13
Total increase (decrease) in net assets	(1,161,547,999)	(670,031,898)

Net Assets
Beginning of period	9,936,942,498	10,606,974,396
End of period (including undistributed net investment income of $12,476,688 and undistributed net investment income of $42,500,013, respectively)	$ 8,775,394,499	$ 9,936,942,498
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	2,628,128	1,098,635	2,639,826	39,617
Reinvested	1,168,668	155,666	69,981	259
Redeemed	(27,098,198)	(7,188,194)	(2,713,945)	(9,251)
Net increase (decrease)	(23,301,402)	(5,933,893)	(4,138)	30,625

Dollars Sold	$ 81,212,333	$ 34,043,200	$ 80,747,245	$ 1,210,646
Reinvested	36,754,599	4,880,141	2,179,216	8,042
Redeemed	(836,612,602)	(218,446,615)	(82,737,518)	(282,180)
Net increase (decrease)	$ (718,645,670)	$ (179,523,274)	$ 188,943	$ 936,508

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	10,173,829	3,809,653	9,957,726	63,032
Reinvested	677,303	70,256	26,349	100
Redeemed	(44,148,491)	(7,601,708)	(4,196,333)	(23,264)
Net increase (decrease)	(33,297,359)	(3,721,799)	5,787,742	39,868

Dollars Sold	$ 317,143,990	$ 118,147,419	$ 305,162,849	$ 1,941,136
Reinvested	22,052,984	2,279,802	849,771	3,208
Redeemed	(1,353,451,648)	(232,412,004)	(126,744,925)	(693,336)
Net increase (decrease)	$ (1,014,254,674)	$ (111,984,783)	$ 179,267,695	$ 1,251,008

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 36,754,599	$ 4,880,141	$ 2,179,216	$ 8,042

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 22,052,984	$ 2,279,802	$ 849,771	$ 3,208

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66	$ 54.93
Income from Investment Operations
Net investment income (loss)E	.05	.15F,I	.07	.07	.07	.03
Net realized and unrealized gain (loss)	(.70)	.90	7.60	(10.17)	(7.27)	(5.27)
Total from investment operations	(.65)	1.05	7.67	(10.10)	(7.20)	(5.24)
Distributions from net investment income	(.16)	(.08)	(.07)	(.07)	(.03)	(.06)
Distributions from net realized gain	-	-	-	-	(2.82)	(5.97)
Total distributions	(.16)	(.08)	(.07)	(.07)	(2.85)	(6.03)
Redemption fees added to paid in capital	-E,H	-E,H	-E,H	-E,H	-	-
Net asset value, end of period	$ 31.20	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Total ReturnB,C,D	(2.05)%	3.38%	32.85%	(30.10)%	(17.67)%	(10.96)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.66%A	.68%	.67%	.67%	.68%	.65%
Expenses net of voluntary waivers, if any	.66%A	.68%	.67%	.67%	.68%	.65%
Expenses net of all reductions	.62%A	.65%	.64%	.61%	.65%	.64%
Net investment income (loss)	.34%A	.47%I	.28%	.25%	.19%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,871,850	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659	$ 15,517,271
Portfolio turnover rate	88%A	72%	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51	$ 54.80
Income from Investment Operations
Net investment income (loss)E	.04	.11F,I	.05	.04	.03	(.02)
Net realized and unrealized gain (loss)	(.71)	.90	7.58	(10.14)	(7.24)	(5.25)
Total from investment operations	(.67)	1.01	7.63	(10.10)	(7.21)	(5.27)
Distributions from net investment income	(.12)	(.05)	(.05)	(.04)	-	(.05)
Distributions from net realized gain	-	-	-	-	(2.82)	(5.97)
Total distributions	(.12)	(.05)	(.05)	(.04)	(2.82)	(6.02)
Redemption fees added to paid in capital	-E,H	-E,H	-E,H	-E,H	-	-
Net asset value, end of period	$ 31.09	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Total ReturnB,C,D	(2.10)%	3.26%	32.78%	(30.20)%	(17.74)%	(11.05)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.76%A	.78%	.77%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.76%A	.78%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.72%A	.75%	.74%	.71%	.75%	.74%
Net investment income (loss)	.24%A	.37%I	.18%	.15%	.09%	(.04) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,108,870	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758	$ 1,847,051
Portfolio turnover rate	88%A	72%	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss)E	.01	.07F, J	.01	-	(.02)	(.09)
Net realized and unrealized gain (loss)	(.70)	.89	7.53	(10.09)	(7.22)	(3.86)
Total from investment operations	(.69)	.96	7.54	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.09)	(.04)	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	-	-	(2.82)	(5.97)
Total distributions	(.09)	(.04)	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital	-E,I	-E,I	-E,I	-E,I	-	-
Net asset value, end of period	$ 30.86	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Total ReturnB,C,D	(2.20)%	3.12%	32.54%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.92%A	.93%	.92%	.93%	.93%	.91%A
Expenses net of voluntary waivers, if any	.92%A	.93%	.92%	.93%	.93%	.91%A
Expenses net of all reductions	.87%A	.90%	.89%	.87%	.90%	.90%A
Net investment income (loss)	.09%A	.22%J	.02%	(.01)%	(.06)%	(.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,133	$ 811,126	$ 609,798	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	88%A	72%	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.03)%.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss)E	.01	.07F,J	.01	(.01)
Net realized and unrealized gain (loss)	(.69)	.88	7.51	(7.84)
Total from investment operations	(.68)	.95	7.52	(7.85)
Distributions from net investment income	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capitalE,I	-	-	-	-
Net asset value, end of period	$ 30.76	$ 31.54	$ 30.65	$ 23.20
Total ReturnB,C,D	(2.17)%	3.10%	32.54%	(25.28)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.91%A	.93%	.92%	.96%A
Expenses net of voluntary waivers, if any	.91%A	.93%	.92%	.96%A
Expenses net of all reductions	.87%A	.90%	.90%	.90%A
Net investment income (loss)	.09%A	.22%J	.02%	(.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,542	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	88%A	72%	61%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.03)%.

G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. Theses shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,716,443,582
Unrealized depreciation	(328,225,990)
Net unrealized appreciation (depreciation)	$ 1,388,217,592
Cost for federal income tax purposes	$ 7,390,196,208

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,991,845,820 and $4,889,469,577, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 600,192
Service Class 2	985,765
Service Class 2 R	3,681
$ 1,589,638

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,349,623
Service Class	396,969
Service Class 2	266,615
Service Class 2 R	988
$ 3,014,195

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $373,445 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $203,849 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 11,520,643	2.76%	-	$ 24,699

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,999,638 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 42% of the total outstanding shares of the fund.

Growth Portfolio

Semiannual Report

Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0805
1.705692.107

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 997.30	$ 3.47
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 996.40	$ 3.96
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 995.80	$ 4.75
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
Initial Class R
Actual	$ 1,000.00	$ 995.70	$ 3.41
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class R
Actual	$ 1,000.00	$ 996.60	$ 3.96
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 995.70	$ 4.65
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.96%
Initial Class R	.69%
Service Class R	.80%
Service Class 2R	.94%

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Corp.	2.4	1.5
Kerr-McGee Corp.	1.9	0.0
AES Corp.	1.7	1.9
CMS Energy Corp.	1.6	0.8
MGM MIRAGE	1.6	1.5
	9.2
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.8	9.6
Energy	10.2	7.5
Electric Utilities	8.5	7.0
Gaming	6.0	4.4
Healthcare	6.0	6.2
Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 1.0%	BBB 0.3%
BB 35.1%	BB 36.8%
B 44.4%	B 46.6%
CCC, CC, C 12.1%	CCC, CC, C 10.1%
Not Rated 2.9%	Not Rated 3.3%
Equities 1.8%	Equities 0.3%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Nonconvertible Bonds 85.0%		Nonconvertible Bonds 91.1%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.1%
	Common Stocks 1.8%		Common Stocks 0.2%
	Floating Rate Loans 10.2%		Floating Rate Loans 5.7%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	16.1%	* *Foreign investments	17.5%

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.0%
	Principal Amount	Value (Note 1)
Aerospace - 1.1%
L-3 Communications Corp. 7.625% 6/15/12	$ 3,625,000	$ 3,860,625
Orbimage Holdings, Inc. 13.19% 7/1/12 (d)(e)	2,550,000	2,671,125
Orbital Sciences Corp. 9% 7/15/11	5,900,000	6,431,000
Primus International, Inc. 10.5% 4/15/09 (d)	4,505,000	4,730,250
		17,693,000
Air Transportation - 1.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	5,185,000	4,912,788
7.324% 4/15/11	990,000	871,200
7.377% 5/23/19	5,317,660	3,722,362
7.379% 5/23/16	2,300,222	1,610,156
7.8% 4/1/08	4,510,000	4,273,225
AMR Corp. 10.2% 3/15/20	75,000	54,000
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	1,766,149	830,090
		16,273,821
Automotive - 1.6%
Accuride Corp. 8.5% 2/1/15	1,205,000	1,171,863
Delco Remy International, Inc. 9.375% 4/15/12	5,500,000	4,482,500
Ford Motor Credit Co. 6.625% 6/16/08	9,885,000	9,761,438
Navistar International Corp.:
6.25% 3/1/12 (d)	4,060,000	3,907,750
7.5% 6/15/11	2,915,000	2,973,300
Tenneco Automotive, Inc. 8.625% 11/15/14	3,895,000	3,914,475
		26,211,326
Banks and Thrifts - 0.3%
Western Financial Bank 9.625% 5/15/12	5,125,000	5,560,625
Broadcasting - 0.4%
Emmis Communications Corp. 9.3144% 6/15/12 (d)(e)	2,940,000	2,984,100
Gray Television, Inc. 9.25% 12/15/11	3,335,000	3,618,475
		6,602,575
Building Materials - 1.8%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,635,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (d)(e)	4,905,000	4,782,375
7.875% 12/15/12 (d)	4,015,000	3,713,875
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	9,895,000	4,452,750
Nortek, Inc. 8.5% 9/1/14	5,350,000	4,922,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	6,150,000	2,952,000

	Principal Amount	Value (Note 1)
Texas Industries, Inc.:
7.25% 7/15/13 (d)	$ 920,000	$ 943,000
10.25% 6/15/11	2,910,000	3,364,688
		28,766,488
Cable TV - 3.5%
Cablevision Systems Corp. 7.88% 4/1/09 (e)	6,165,000	6,180,413
CSC Holdings, Inc. 8.125% 7/15/09	3,650,000	3,695,625
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	3,636,000	4,026,870
EchoStar DBS Corp. 5.75% 10/1/08	24,875,000	24,750,602
GCI, Inc. 7.25% 2/15/14	4,080,000	3,916,800
Insight Communications, Inc. 0% 2/15/11 (c)	1,310,000	1,313,275
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	580,000	615,554
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	2,065,000	2,245,688
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	3,200,000	3,112,000
Telenet Group Holding NV 0% 6/15/14 (c)(d)	9,055,000	7,062,900
		56,919,727
Capital Goods - 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	6,840,000	7,387,200
Case New Holland, Inc.:
6% 6/1/09	4,815,000	4,622,400
9.25% 8/1/11	2,635,000	2,779,925
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,104,250
Invensys PLC 9.875% 3/15/11 (d)	15,075,000	14,622,750
Leucadia National Corp. 7% 8/15/13	5,375,000	5,375,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	3,645,000	3,152,925
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,160,000	3,868,800
Terex Corp.:
9.25% 7/15/11	2,410,000	2,608,825
10.375% 4/1/11	740,000	804,750
		53,326,825
Chemicals - 3.2%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (d)(e)	990,000	990,000
Borden US Finance Corp./Nova Scotia Finance ULC:
7.8906% 7/15/10 (d)(e)	4,720,000	4,625,600
9% 7/15/14 (d)	3,680,000	3,772,000
Crompton Corp. 9.875% 8/1/12	1,310,000	1,506,500
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	2,905,000	2,062,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.: - continued
Series B, 0% 10/1/14 (c)	$ 1,965,000	$ 1,375,500
Equistar Chemicals LP 7.55% 2/15/26	2,890,000	2,673,250
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	925,000	971,250
10.125% 9/1/08	2,800,000	3,041,500
Huntsman LLC:
10.6406% 7/15/11 (e)	5,700,000	6,056,250
11.5% 7/15/12	340,000	397,800
11.625% 10/15/10	300,000	351,000
IMC Global, Inc. 10.875% 6/1/08	760,000	856,900
Millennium America, Inc. 9.25% 6/15/08	11,875,000	12,899,219
Nalco Co. 7.75% 11/15/11	5,015,000	5,309,631
NOVA Chemicals Corp. 7.4% 4/1/09	4,420,000	4,552,600
Rhodia SA 10.25% 6/1/10	1,130,000	1,211,925
		52,653,475
Consumer Products - 0.8%
Church & Dwight Co., Inc. 6% 12/15/12	4,630,000	4,676,300
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,142,625
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,940,450
Revlon Consumer Products Corp. 9.5% 4/1/11	1,940,000	1,843,000
Samsonite Corp. 8.875% 6/1/11	2,045,000	2,177,925
		12,780,300
Containers - 2.6%
Berry Plastics Corp. 10.75% 7/15/12	3,000,000	3,270,000
BWAY Corp. 10% 10/15/10	7,005,000	7,285,200
Crown European Holdings SA:
9.5% 3/1/11	2,500,000	2,762,500
10.875% 3/1/13	9,805,000	11,545,388
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	5,115,000	5,498,625
8.75% 11/15/12	1,750,000	1,929,375
Owens-Illinois, Inc.:
7.35% 5/15/08	3,505,000	3,645,200
7.5% 5/15/10	6,140,000	6,462,350
		42,398,638
Diversified Financial Services - 0.5%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,775,000	1,930,313

	Principal Amount	Value (Note 1)
Residential Capital Corp. 6.375% 6/30/10 (d)	$ 2,445,000	$ 2,456,956
Triad Acquisition Corp. 11.125% 5/1/13 (d)	2,930,000	2,973,950
		7,361,219
Diversified Media - 1.1%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,600,500
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	4,830,000
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,621,713
Liberty Media Corp. 8.25% 2/1/30	3,090,000	3,073,920
		18,126,133
Electric Utilities - 6.6%
AES Corp.:
8.875% 2/15/11	13,026,000	14,491,425
9.375% 9/15/10	6,433,000	7,261,249
9.5% 6/1/09	4,549,000	5,055,076
AES Gener SA 7.5% 3/25/14	5,290,000	5,382,575
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	2,770,000	3,088,550
CMS Energy Corp.:
6.3% 2/1/12	3,040,000	3,055,200
7.5% 1/15/09	9,475,000	9,925,063
7.75% 8/1/10	1,970,000	2,107,900
8.5% 4/15/11	945,000	1,050,131
8.9% 7/15/08	3,315,000	3,596,775
9.875% 10/15/07	5,470,000	5,962,300
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,700,000	4,817,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,649,038
Nevada Power Co. 10.875% 10/15/09	1,095,000	1,219,556
NRG Energy, Inc. 8% 12/15/13 (d)	10,786,000	11,325,300
Sierra Pacific Power Co. 6.25% 4/15/12	3,485,000	3,580,838
Sierra Pacific Resources 8.625% 3/15/14	1,850,000	2,044,250
TECO Energy, Inc.:
5.37% 5/1/10 (d)(e)	3,850,000	3,907,750
7.2% 5/1/11	5,285,000	5,721,013
Tenaska Alabama Partners LP 7% 6/30/21 (d)	3,325,000	3,391,500
Utilicorp Canada Finance Corp. 7.75% 6/15/11	8,600,000	8,858,000
		108,490,989
Energy - 6.7%
Chesapeake Energy Corp. 7.75% 1/15/15	6,100,000	6,572,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
El Paso Corp. 7.625% 8/16/07 (d)	$ 1,880,000	$ 1,927,000
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,895,625
8.625% 12/15/10	2,560,000	2,688,000
9% 6/1/14	1,540,000	1,640,100
Hanover Equipment Trust 8.75% 9/1/11	775,000	819,563
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,810,000	6,478,150
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (d)	1,941,000	1,931,295
Newfield Exploration Co. 6.625% 9/1/14	2,800,000	2,926,000
Ocean Rig Norway AS 8.375% 7/1/13 (d)	1,510,000	1,532,650
Parker Drilling Co.:
8.08% 9/1/10 (e)	10,995,000	11,434,800
9.625% 10/1/13	1,505,000	1,696,888
9.625% 10/1/13 (d)	2,455,000	2,768,013
Pride International, Inc. 7.375% 7/15/14	7,845,000	8,609,888
Range Resources Corp. 7.375% 7/15/13	10,885,000	11,483,675
Sonat, Inc.:
6.625% 2/1/08	1,545,000	1,546,931
7.625% 7/15/11	8,680,000	8,745,100
Stone Energy Corp. 6.75% 12/15/14	5,535,000	5,382,788
The Coastal Corp.:
6.375% 2/1/09	9,790,000	9,618,675
6.5% 6/1/08	1,510,000	1,494,900
6.7% 2/15/27	2,726,000	2,746,445
7.75% 6/15/10	9,494,000	9,695,748
9.625% 5/15/12	1,305,000	1,428,975
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	1,455,000	1,507,744
		109,571,703
Environmental - 0.6%
Allied Waste North America, Inc.:
5.75% 2/15/11	2,640,000	2,461,800
8.5% 12/1/08	3,690,000	3,870,072
8.875% 4/1/08	3,725,000	3,911,250
		10,243,122
Food and Drug Retail - 0.8%
Rite Aid Corp.:
8.125% 5/1/10	590,000	606,225
9.5% 2/15/11	3,920,000	4,179,700

	Principal Amount	Value (Note 1)
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (e)	$ 5,155,000	$ 5,103,450
8.125% 6/15/12	3,185,000	3,089,450
		12,978,825
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,210,000	2,110,550
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (d)	4,630,000	4,606,850
7.3% 7/15/15 (d)	1,530,000	1,526,175
Smithfield Foods, Inc.:
7% 8/1/11	5,950,000	6,247,500
7.75% 5/15/13	1,935,000	2,099,475
8% 10/15/09	1,510,000	1,630,800
UAP Holding Corp. 0% 7/15/12 (c)	6,050,000	4,961,000
United Agriculture Products, Inc. 8.25% 12/15/11	4,949,000	5,134,588
		28,316,938
Gaming - 5.7%
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,178,688
10.25% 8/1/07	3,125,000	3,433,750
MGM MIRAGE:
6% 10/1/09	14,545,000	14,672,996
6.75% 9/1/12	8,910,000	9,177,300
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	11,815,000	12,021,763
7.125% 8/15/14	2,220,000	2,297,700
8% 4/1/12	1,220,000	1,306,986
MTR Gaming Group, Inc. 9.75% 4/1/10	3,690,000	4,012,875
Pinnacle Entertainment, Inc. 8.25% 3/15/12	4,975,000	5,161,563
Scientific Games Corp. 6.25% 12/15/12 (d)	4,465,000	4,487,325
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg.S) (d)	4,600,000	4,755,250
7.25% 5/1/12	6,020,000	6,223,175
Station Casinos, Inc. 6.875% 3/1/16 (d)	6,700,000	6,884,250
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	2,100,000	1,470,000
9% 1/15/12 (d)	4,610,000	4,805,925
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,133,800
		93,023,346
Healthcare - 5.1%
AmerisourceBergen Corp. 7.25% 11/15/12	5,070,000	5,577,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	2,980,000	3,173,700
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	$ 14,295,000	$ 7,076,025
Concentra Operating Corp.:
9.125% 6/1/12	5,135,000	5,443,100
9.5% 8/15/10	2,145,000	2,284,425
DaVita, Inc. 6.625% 3/15/13 (d)	6,520,000	6,731,900
Fisher Scientific International, Inc. 8% 9/1/13	3,485,000	3,972,900
HCA, Inc. 5.5% 12/1/09	5,510,000	5,517,383
HealthSouth Corp.:
7.375% 10/1/06	1,040,000	1,053,000
7.625% 6/1/12	3,335,000	3,234,950
8.5% 2/1/08	3,373,000	3,406,730
Omega Healthcare Investors, Inc. 7% 4/1/14	7,230,000	7,284,225
PerkinElmer, Inc. 8.875% 1/15/13	7,225,000	7,992,656
Psychiatric Solutions, Inc. 7.75% 7/15/15 (d)	4,310,000	4,310,000
Senior Housing Properties Trust 8.625% 1/15/12	9,170,000	10,247,475
Service Corp. International (SCI):
7.7% 4/15/09	1,915,000	2,039,475
7.7% 4/15/09	830,000	888,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (d)	2,420,000	2,510,750
		82,743,794
Homebuilding/Real Estate - 3.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	5,020,000	4,944,700
8.125% 6/1/12	11,900,000	12,286,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	1,330,000	1,303,400
8.875% 4/1/12	1,240,000	1,339,200
KB Home 7.75% 2/1/10	10,470,000	10,941,150
Standard Pacific Corp.:
5.125% 4/1/09	5,680,000	5,452,800
6.5% 10/1/08	2,665,000	2,665,000
6.875% 5/15/11	2,825,000	2,853,250
Technical Olympic USA, Inc.:
7.5% 3/15/11	1,345,000	1,223,950
7.5% 1/15/15	5,115,000	4,526,775
9% 7/1/10	1,110,000	1,126,650
10.375% 7/1/12	4,125,000	4,207,500
WCI Communities, Inc.:
6.625% 3/15/15	3,135,000	2,852,850
7.875% 10/1/13	2,605,000	2,605,000
		58,328,975

	Principal Amount	Value (Note 1)
Hotels - 0.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	$ 5,725,000	$ 6,111,438
Host Marriott LP 7.125% 11/1/13	6,855,000	7,146,338
		13,257,776
Insurance - 0.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,605,000	3,911,425
Leisure - 2.0%
Equinox Holdings Ltd. 9% 12/15/09	1,690,000	1,757,600
Six Flags, Inc.:
9.625% 6/1/14	3,080,000	2,868,250
9.75% 4/15/13	1,550,000	1,458,938
Speedway Motorsports, Inc. 6.75% 6/1/13	875,000	901,250
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	3,870,000	2,225,250
Town Sports International, Inc. 9.625% 4/15/11	6,810,000	7,048,350
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	10,015,000	11,492,213
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (e)	5,345,000	5,545,438
		33,297,289
Metals/Mining - 2.0%
Century Aluminum Co. 7.5% 8/15/14	1,735,000	1,735,000
Compass Minerals International, Inc.:
0% 12/15/12 (c)	5,940,000	5,197,500
0% 6/1/13 (c)	9,470,000	7,907,450
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	1,840,000	1,803,200
10.125% 2/1/10	600,000	669,000
Massey Energy Co. 6.625% 11/15/10	2,065,000	2,095,975
Peabody Energy Corp. 6.875% 3/15/13	2,400,000	2,544,000
Vedanta Resources PLC 6.625% 2/22/10 (d)	10,775,000	10,640,313
		32,592,438
Paper - 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	1,705,000	1,877,631
8.125% 5/15/11	3,120,000	3,517,800
8.875% 2/1/10	3,440,000	3,887,200
9.375% 2/1/13	2,620,000	2,960,600
Norske Skog Canada Ltd. 8.625% 6/15/11	3,465,000	3,568,950
		15,812,181
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 1.4%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	$ 1,645,000	$ 1,809,500
Houghton Mifflin Co.:
7.2% 3/15/11	570,000	592,800
9.875% 2/1/13	5,435,000	5,747,513
NBC Acquisition Corp. 0% 3/15/13 (c)	1,665,000	1,190,475
The Reader's Digest Association, Inc. 6.5% 3/1/11	13,745,000	13,882,450
		23,222,738
Railroad - 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,525,000	13,863,125
9.5% 10/1/08	150,000	163,500
TFM SA de CV yankee 10.25% 6/15/07	505,000	537,825
		14,564,450
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (d)	4,235,000	4,287,938
Domino's, Inc. 8.25% 7/1/11	1,435,000	1,535,450
Friendly Ice Cream Corp. 8.375% 6/15/12	4,760,000	4,569,600
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,707,550
		17,100,538
Services - 1.2%
Iron Mountain, Inc.:
7.75% 1/15/15	670,000	676,700
8.25% 7/1/11	5,555,000	5,666,100
8.625% 4/1/13	6,525,000	6,753,375
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	3,100,000	3,162,000
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	5,620,000	2,669,500
9.875% 3/15/15 (d)	1,035,000	1,001,363
		19,929,038
Shipping - 3.6%
General Maritime Corp. 10% 3/15/13	6,380,000	6,922,300
OMI Corp. 7.625% 12/1/13	9,595,000	9,547,025
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	24,172,800
Teekay Shipping Corp. 8.875% 7/15/11	15,908,000	18,135,120
		58,777,245
Steels - 1.5%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	5,994,600
CSN Islands VII Corp. 10.75% 9/12/08 (d)	5,755,000	6,431,213

	Principal Amount	Value (Note 1)
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 8,380,000	$ 9,071,350
Ryerson Tull, Inc. 8.25% 12/15/11	4,350,000	3,784,500
		25,281,663
Super Retail - 1.8%
Asbury Automotive Group, Inc. 9% 6/15/12	8,160,000	8,323,200
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,505,000	2,436,113
JCPenney Co., Inc.:
7.375% 8/15/08	2,635,000	2,826,038
7.6% 4/1/07	1,465,000	1,541,913
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,359,225
Saks, Inc.:
7% 12/1/13	920,000	910,800
9.875% 10/1/11	4,036,000	4,409,330
Sonic Automotive, Inc. 8.625% 8/15/13	6,095,000	6,155,950
		28,962,569
Technology - 5.0%
Advanced Micro Devices, Inc. 7.75% 11/1/12	6,315,000	6,188,700
Amkor Technology, Inc.:
7.125% 3/15/11	1,525,000	1,319,125
7.75% 5/15/13	1,535,000	1,323,938
9.25% 2/15/08	1,530,000	1,472,625
Celestica, Inc.:
7.625% 7/1/13	3,290,000	3,310,563
7.875% 7/1/11	11,125,000	11,403,125
Freescale Semiconductor, Inc. 6.875% 7/15/11	9,965,000	10,537,988
Lucent Technologies, Inc. 5.5% 11/15/08	1,205,000	1,186,925
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (d)(e)	6,090,000	6,029,100
New ASAT Finance Ltd. 9.25% 2/1/11	2,000,000	1,650,000
Nortel Networks Corp. 6.125% 2/15/06	2,965,000	2,979,825
Sanmina-SCI Corp. 6.75% 3/1/13 (d)	6,800,000	6,494,000
Viasystems, Inc. 10.5% 1/15/11	825,000	754,875
Xerox Capital Trust I 8% 2/1/27	8,315,000	8,585,238
Xerox Corp.:
6.875% 8/15/11	10,110,000	10,716,600
7.625% 6/15/13	5,585,000	6,003,875
9.75% 1/15/09	2,115,000	2,400,525
		82,357,027
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	1,720,000	1,814,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
American Towers, Inc. 7.25% 12/1/11	$ 1,000,000	$ 1,052,500
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,235,000	1,395,550
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,438,000	3,919,320
Intelsat Ltd.:
5.25% 11/1/08	3,690,000	3,450,150
6.5% 11/1/13	9,915,000	8,031,150
7.625% 4/15/12	7,255,000	6,348,125
7.805% 1/15/12 (d)(e)	4,220,000	4,314,950
MCI, Inc. 8.735% 5/1/14 (e)	6,175,000	6,923,719
Millicom International Cellular SA 10% 12/1/13	8,655,000	8,611,725
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,060,000	3,098,250
New Skies Satellites BV:
8.5388% 11/1/11 (d)(e)	4,890,000	5,000,025
9.125% 11/1/12 (d)	3,740,000	3,758,700
Nextel Communications, Inc.:
5.95% 3/15/14	1,995,000	2,074,800
6.875% 10/31/13	18,335,000	19,526,775
PanAmSat Corp. 9% 8/15/14	5,374,000	5,844,225
Qwest Capital Funding, Inc.:
7% 8/3/09	4,405,000	4,261,838
7.9% 8/15/10	4,980,000	4,923,975
Qwest Communications International, Inc. 7.5% 2/15/14 (d)	4,490,000	4,243,050
Qwest Corp.:
6.6706% 6/15/13 (d)(e)	10,630,000	10,882,463
7.625% 6/15/15 (d)	7,130,000	7,281,513
7.875% 9/1/11	2,120,000	2,199,500
8.875% 3/15/12	11,940,000	12,984,750
Qwest Services Corp.:
13.5% 12/15/10	2,340,000	2,691,000
14% 12/15/14	945,000	1,134,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,140,000	3,383,350
8% 12/15/12	2,680,000	2,874,300
9.625% 5/1/11	8,545,000	10,040,375
SBA Communications Corp. 8.5% 12/1/12	5,985,000	6,463,800
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,845,525
U.S. West Communications 7.5% 6/15/23	5,970,000	5,477,475
		167,851,478
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
7.73% 4/1/12 (e)	2,980,000	2,816,100

	Principal Amount	Value (Note 1)
9.75% 1/15/15	$ 875,000	$ 864,063
12.25% 12/15/12	930,000	1,013,700
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,555,000	1,566,663
		6,260,526
TOTAL NONCONVERTIBLE BONDS (Cost $1,367,979,330)		1,391,550,225
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	611,505	636,591
Class BWE, 7.226% 10/11/37 (d)	826,922	859,957
Class BWF, 7.55% 10/11/37 (d)	730,010	760,399
Class BWG, 8.155% 10/11/37 (d)	706,068	727,857
Class BWH, 9.073% 10/11/37 (d)	369,286	386,711
Class BWJ, 9.99% 10/11/37 (d)	610,513	637,085
Class BWK, 10.676% 10/11/37 (d)	475,505	498,723
Class BWL, 10.1596% 10/11/37 (d)	793,170	769,154
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0215% 4/25/21 (d)(e)	225,067	202,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,067,131)		5,479,037
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	24,800	1,899,184
Cable TV - 0.1%
EchoStar Communications Corp. Class A	7,100	214,065
The DIRECTV Group, Inc. (a)	98,600	1,528,300
		1,742,365
Chemicals - 0.1%
Huntsman Corp.	93,936	1,713,674
Electric Utilities - 0.1%
AES Corp. (a)	34,600	566,748
CMS Energy Corp. (a)	35,000	527,100
		1,093,848
Energy - 0.1%
Chesapeake Energy Corp.	34,600	788,880
Gaming - 0.3%
MGM MIRAGE (a)	44,300	1,753,394
Scientific Games Corp. Class A (a)	146,500	3,945,245
		5,698,639
Common Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	500	$ 14,525
Swerdlow Real Estate Group LLC (a)(f)	159,600	255,360
		269,885
Paper - 0.2%
Georgia-Pacific Corp.	93,500	2,973,300
Services - 0.2%
Iron Mountain, Inc. (a)	99,900	3,098,898
Shipping - 0.3%
OMI Corp.	95,400	1,813,554
Teekay Shipping Corp.	68,900	3,024,710
		4,838,264
Technology - 0.1%
Xerox Corp. (a)	147,600	2,035,404
Telecommunications - 0.2%
American Tower Corp. Class A (a)	50,100	1,053,102
New Skies Satellites Holdings Ltd.	4,200	83,370
Nextel Communications, Inc. Class A (a)	24,800	801,288
Qwest Communications International, Inc. (a)	497,200	1,844,612
		3,782,372
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (f)	48,889	506,001
TOTAL COMMON STOCKS (Cost $32,351,449)		30,440,714
Floating Rate Loans - 10.2%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (e)	$ 7,930,000	7,920,088
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (e)	5,970,000	5,984,925
Electric Utilities - 1.8%
Cogentrix Delaware Holdings, Inc. term loan 5.24% 4/14/12 (e)	8,623,220	8,687,895
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (e)	4,566,504	4,600,753
term loan 6.46% 6/24/12 (e)	3,693,496	3,721,197
Tranche 2, term loan 8.88% 6/24/13 (e)	5,440,000	5,426,400
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (e)	7,447,363	7,596,311
Credit-Linked Deposit 6.98% 6/24/11 (e)	339,834	344,931
		30,377,487

	Principal Amount	Value (Note 1)
Energy - 3.4%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (e)	$ 264,000	$ 250,800
Tranche 2, term loan 10.3125% 7/8/13 (e)	4,480,000	4,558,400
Tranche B1, term loan 6.063% 7/8/12 (e)	396,000	400,950
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (e)	8,689,400	8,721,985
term loan 6.125% 11/22/09 (e)	6,413,157	6,469,273
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (e)	17,550,000	17,835,188
Tranche X, term loan 5.55% 5/24/07 (e)	12,780,000	12,859,875
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (e)	4,075,000	4,075,000
		55,171,471
Environmental - 0.9%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (e)	7,531,364	7,559,606
Tranche 2, term loan 8.86% 4/13/10 (e)	7,680,000	7,622,400
		15,182,006
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (e)	9,170,000	9,284,625
HealthSouth Corp. term loan 8.22% 6/15/10 (e)	3,440,000	3,495,900
Vicar Operating, Inc. term loan 4.875% 5/16/11 (e)	2,210,000	2,215,525
		14,996,050
Homebuilding/Real Estate - 1.2%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (e)	3,366,234	3,387,273
Tranche B, term loan 5.58% 11/12/08 (e)	3,483,418	3,513,898
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (e)	6,370,000	6,370,000
Tranche B, term loan:
6.3396% 2/3/08 (e)	3,380,897	3,393,575
8.46% 2/3/08 (e)	3,700,000	3,700,000
		20,364,746
Technology - 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (e)	6,149,587	6,111,153
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Technology - continued
Fidelity National Information Solutions, Inc.: - continued
Tranche B, term loan 4.96% 3/9/13 (e)	$ 2,527,650	$ 2,518,171
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (e)	2,660,000	2,653,350
		11,282,674
Telecommunications - 0.4%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	5,900,000	5,841,000
TOTAL FLOATING RATE LOANS (Cost $166,446,477)		167,120,447
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 3.21% (b) (Cost $53,633,904)	53,633,904	53,633,904
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $3,178,000)	$ 3,178,257	3,178,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,628,656,291)		1,651,402,327
NET OTHER ASSETS - (0.8)%		(13,649,820)
NET ASSETS - 100%		$ 1,637,752,507
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $268,888,962 or 16.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $761,361 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Canada	4.5%
Bermuda	2.9%
Marshall Islands	2.4%
United Kingdom	1.6%
Netherlands	1.0%
France	1.0%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $1,144,183,642 of which $283,148,757, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,178,000) (cost $1,628,656,291) - See accompanying schedule		$ 1,651,402,327
Cash		849,375
Receivable for investments sold		7,706,704
Receivable for fund shares sold		2,396,174
Dividends receivable		5,589
Interest receivable		25,642,077
Prepaid expenses		3,693
Other receivables		4,538
Total assets		1,688,010,477
Liabilities
Payable for investments purchased	$ 46,841,096
Payable for fund shares redeemed	2,146,566
Accrued management fee	781,682
Distribution fees payable	50,753
Other affiliated payables	140,390
Other payables and accrued expenses	297,483
Total liabilities		50,257,970
Net Assets		$ 1,637,752,507
Net Assets consist of:
Paid in capital		$ 2,693,608,427
Undistributed net investment income		62,605,146
Accumulated undistributed net realized gain (loss) on investments		(1,141,159,948)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,698,882
Net Assets		$ 1,637,752,507
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,186,490,670 ÷ 183,663,740 shares)		$ 6.46
Service Class: Net Asset Value, offering price and redemption price per share ($340,067,035 ÷ 52,875,491 shares)		$ 6.43
Service Class 2: Net Asset Value, offering price and redemption price per share ($110,952,571 ÷ 17,428,994 shares)		$ 6.37
Initial Class R: Net Asset Value, offering price and redemption price per share ($80,855 ÷ 12,527 shares)		$ 6.45
Service Class R: Net Asset Value, offering price and redemption price per share ($80,766 ÷ 12,561 shares)		$ 6.43
Service Class 2R: Net Asset Value, offering price and redemption price per share ($80,610 ÷ 12,657 shares)		$ 6.37

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,589
Interest		63,076,013
Total income		63,081,602

Expenses
Management fee	$ 4,749,812
Transfer agent fees	561,857
Distribution fees	271,409
Accounting fees and expenses	294,184
Independent trustees' compensation	3,877
Custodian fees and expenses	25,737
Audit	40,601
Legal	10,794
Interest	23,748
Miscellaneous	33,780
Total expenses before reductions	6,015,799
Expense reductions	(3,585)	6,012,214
Net investment income		57,069,388
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		5,753,555
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,739,211)
Assets and liabilities in foreign currencies	(47,897)
Total change in net unrealized appreciation (depreciation)		(68,787,108)
Net gain (loss)		(63,033,553)
Net increase (decrease) in net assets resulting from operations		$ (5,964,165)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,069,388	$ 133,821,874
Net realized gain (loss)	5,753,555	76,148,906
Change in net unrealized appreciation (depreciation)	(68,787,108)	(47,643,478)
Net increase (decrease) in net assets resulting from operations	(5,964,165)	162,327,302
Distributions to shareholders from net investment income	(133,394,599)	(155,517,698)
Share transactions - net increase (decrease)	(66,236,462)	(251,486,736)
Total increase (decrease) in net assets	(205,595,226)	(244,677,132)

Net Assets
Beginning of period	1,843,347,733	2,088,024,865
End of period (including undistributed net investment income of $62,605,146 and undistributed net investment income of $142,574,339, respectively)	$ 1,637,752,507	$ 1,843,347,733
Other Information:

Share Transactions			Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	23,754,843	17,571,801	9,916,815	-	-	-
Reinvested	15,349,106	4,054,564	1,112,091	935	933	938
Redeemed	(51,324,095)	(22,834,646)	(7,243,999)	-	-	-
Net increase (decrease)	(12,220,146)	(1,208,281)	3,784,907	935	933	938

Dollars Sold	$ 155,546,843	$ 112,911,455	$ 63,259,707	$ -	$ -	$ -
Reinvested	99,922,682	26,314,122	7,139,627	6,086	6,047	6,035
Redeemed	(335,150,200)	(149,425,286)	(46,773,580)	-	-	-
Net increase (decrease)	$ (79,680,675)	$ (10,199,709)	$ 23,625,754	$ 6,086	$ 6,047	$ 6,035

Share Transactions			Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
Shares Sold	49,439,043	27,666,450	11,342,466	11,592	11,628	11,719
Reinvested	18,412,464	4,720,558	928,353	-	-	-
Redeemed	(101,334,787)	(38,719,734)	(9,747,785)	-	-	-
Net increase (decrease)	(33,483,280)	(6,332,726)	2,523,034	11,592	11,628	11,719

Dollars Sold	$ 326,369,917	$ 182,792,007	$ 74,778,966	$ 75,000	$ 75,000	$ 75,000
Reinvested	119,128,639	30,447,599	5,941,460	-	-	-
Redeemed	(672,513,946)	(255,556,875)	(63,099,503)	-	-	-
Net increase (decrease)	$ (227,015,390)	$ (42,317,269)	$ 17,620,923	$ 75,000	$ 75,000	$ 75,000

Distributions			Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 99,922,682	$ 26,314,122	$ 7,139,627	$ 6,086	$ 6,047	$ 6,035

			Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
From net investment income	$ 119,128,639	$ 30,447,599	$ 5,941,460	$ -	$ -	$ -

A For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32
Income from Investment Operations
Net investment income E	.227	.494	.520	.496 H	.774 G, H	1.123
Net realized and unrealized gain (loss)	(.242)	.126	.980	(.306) H	(1.544) G, H	(3.513)
Total from investment operations	(.015)	.620	1.500	.190	(.770)	(2.390)
Distributions from net investment income	(.525)	(.570)	(.480)	(.670)	(1.000)	(.750)
Net asset value, end of period	$ 6.46	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Total Return B, C, D	(.27)%	9.59%	27.26%	3.44%	(11.73)%	(22.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	.70% A	.71%	.69%	.70%	.71%	.68%
Expenses net of voluntary waivers, if any	.70% A	.71%	.69%	.70%	.71%	.68%
Expenses net of all reductions	.70% A	.71%	.69%	.70%	.70%	.68%
Net investment income	6.99% A	7.43%	8.25%	8.65% H	11.00% G, H	11.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186,491	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085	$ 1,467,250
Portfolio turnover rate	109% A	128%	130%	96%	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29
Income from Investment Operations
Net investment income E	.223	.486	.513	.488 H	.758 G, H	1.102
Net realized and unrealized gain (loss)	(.243)	.124	.967	(.288) H	(1.538) G, H	(3.502)
Total from investment operations	(.020)	.610	1.480	.200	(.780)	(2.400)
Distributions from net investment income	(.520)	(.560)	(.470)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.43	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Total Return B, C, D	(.36)%	9.47%	26.97%	3.62%	(11.90)%	(22.68)%
Ratios to Average Net Assets F
Expenses before expense reductions	.80% A	.81%	.79%	.80%	.81%	.78%
Expenses net of voluntary waivers, if any	.80% A	.81%	.79%	.80%	.81%	.78%
Expenses net of all reductions	.80% A	.81%	.79%	.80%	.81%	.78%
Net investment income	6.89% A	7.33%	8.15%	8.55% H	10.90% G, H	11.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,067	$ 377,122	$ 417,928	$ 260,489	$ 234,204	$ 227,549
Portfolio turnover rate	109% A	128%	130%	96%	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income E	.215	.470	.501	.472 I	.716 H, I	.936
Net realized and unrealized gain (loss)	(.240)	.130	.959	(.292) I	(1.496) H, I	(3.206)
Total from investment operations	(.025)	.600	1.460	.180	(.780)	(2.270)
Distributions from net investment income	(.515)	(.560)	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.37	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Total Return B, C, D	(.42)%	9.38%	26.75%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A	.97%	.95%	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.96% A	.97%	.95%	.97%	.98%	1.01% A
Expenses net of all reductions	.96% A	.97%	.95%	.97%	.98%	1.01% A
Net investment income	6.73% A	7.17%	7.99%	8.38% I	10.73% H, I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,953	$ 94,246	$ 76,383	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	109% A	128%	130%	96%	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.226	.338
Net realized and unrealized gain (loss)	(.251)	.192
Total from investment operations	(.025)	.530
Distributions from net investment income	(.525)	-
Net asset value, end of period	$ 6.45	$ 7.00
Total Return B, C, D	(.43)%	8.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.71% A
Expenses net of voluntary waivers, if any	.69% A	.71% A
Expenses net of all reductions	.69% A	.71% A
Net investment income	6.99% A	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 81
Portfolio turnover rate	109% A	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.222	.332
Net realized and unrealized gain (loss)	(.242)	.188
Total from investment operations	(.020)	.520
Distributions from net investment income	(.520)	-
Net asset value, end of period	$ 6.43	$ 6.97
Total Return B, C, D	(.34)%	8.06%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.81% A
Expenses net of voluntary waivers, if any	.80% A	.81% A
Expenses net of all reductions	.80% A	.81% A
Net investment income	6.89% A	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 81
Portfolio turnover rate	109% A	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.215	.322
Net realized and unrealized gain (loss)	(.240)	.188
Total from investment operations	(.025)	.510
Distributions from net investment income	(.515)	-
Net asset value, end of period	$ 6.37	$ 6.91
Total Return B, C, D	(.43)%	7.97%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.96% A
Expenses net of voluntary waivers, if any	.94% A	.96% A
Expenses net of all reductions	.94% A	.96% A
Net investment income	6.74% A	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 81
Portfolio turnover rate	109% A	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

High Income Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 49,804,440
Unrealized depreciation	(24,594,056)
Net unrealized appreciation (depreciation)	$ 25,210,384
Cost for federal income tax purposes	$ 1,626,191,943

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $845,094,882 and $988,065,591, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 165,108
Service Class 2	106,159
Service Class R	42
Service Class 2R	100
$ 271,409

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 419,798
Service Class	110,085
Service Class 2	31,901
Initial Class R	25
Service Class R	24
Service Class 2R	24
$ 561,857

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,163,403 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $118 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 31,470,800	2.72%	-	$ 23,748

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,585.

High Income Portfolio

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 48% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

High Income Portfolio

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Service Class 2 and Initial Class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP: High Income Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
12.0
10.0
8.0
6.0
4.0
2.0
0.0
10.9
10.7
9.6
9.4
8.7
1 Year
50
45
40
35
30
25
20
15
10
5
0
44.3
43.2
39.4
40.9
29.3
3 Year
45
40
35
30
25
20
15
10
5
0
-5
38.2
36.8
20.2
-1.4
5 Year
75th Percentile
Initial Class Return
Benchmark Return
Service Class 2 Return
25th Percentile

% Beaten

Initial Class:	49%	87%	3%
Service Class 2:	39%	83%	

Lipper Objective: Insurance High Yield

SEC Benchmark: ML US High Yield Mstr II

The Board noted that the performance of Initial Class of the fund varied considerably relative to its peers over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three-year cumulative total return of Initial Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% would mean that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP- High Income- Initial, Initial Class R, Service Class, Service Class R, Service Class 2 & Service Class 2 R

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
VIP: High Income
65 65 58
67 65 58
68 65 58
65 65 58
67 66 58
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	26%	24%	23%	23%	23%
Funds/Classes	66	67	67	67	65
ASPG Quadrant	2nd	2nd	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Service Class, and Service Class R ranked below its competitive median for 2004, and the total expenses of each of Service Class 2 and Service Class 2 R ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

High Income Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0805
1.705694.107

Fidelity® Variable Insurance Products:

Money Market Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,012.30	$ 1.45
HypotheticalA	$ 1,000.00	$ 1,023.36	$ 1.45
Service Class
Actual	$ 1,000.00	$ 1,011.80	$ 2.00
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.01
Service Class 2
Actual	$ 1,000.00	$ 1,011.00	$ 2.69
HypotheticalA	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.29%
Service Class	.40%
Service Class 2.54%

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/05	% of fund's investments 12/31/04	% of fund's investments 6/30/04
0 - 30	54.5	34.6	52.0
31 - 90	37.1	44.8	25.4
91 - 180	6.4	19.2	4.0
181 - 397	2.0	1.4	18.6
Weighted Average Maturity
	6/30/05	12/31/04	6/30/04
Fidelity Variable Insurance Products: Money Market Portfolio	40 Days	56 Days	78 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Corporate Bonds 3.8%	Corporate Bonds 1.6%
Commercial Paper 25.4%	Commercial Paper 17.5%
Bank CDs, BAs, TDs, and Notes 47.4%	Bank CDs, BAs, TDs, and Notes 53.0%
Government Securities 0.7%	Government Securities 19.6%
Repurchase Agreements 24.0%	Repurchase Agreements 8.9%
Net Other Assets* (1.3)%	Net Other Assets* (0.6)%

* Net Other Assets are not included in the pie chart.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bell Trace Obligated Group
7/7/05	3.42% (d)	$ 11,375,000	$ 11,375,000
British Telecommunications PLC
12/15/05	3.38	675,000	688,088
12/15/05	3.39	1,005,000	1,024,448
12/15/05	3.40	175,000	178,375
12/15/05	3.43	705,000	718,507
12/15/05	3.51	180,000	183,345
12/15/05	3.71	775,000	789,222
Citigroup, Inc.
12/1/05	2.95	9,735,000	9,884,171
12/1/05	2.97	10,000,000	10,152,394
Comcast Cable Communications, Inc.
1/30/06	3.74	4,000,000	4,056,186
France Telecom SA
3/1/06	3.65 (a)	270,000	276,491
3/1/06	3.70 (a)	90,000	92,127
3/1/06	3.72 (a)	265,000	271,230
3/1/06	3.76 (a)	85,000	86,959
3/1/06	3.80 (a)	350,000	358,062
3/1/06	3.81 (a)	535,000	547,232
3/1/06	3.82 (a)	660,000	675,102
3/1/06	3.85 (a)	140,000	143,186
Household Finance Corp.
1/24/06	2.98	10,000,000	10,186,300
Lenfest Communications, Inc.
11/1/05	3.69	4,293,000	4,357,365
TOTAL CORPORATE BONDS			56,043,790
Certificates of Deposit - 18.2%

Domestic Certificates Of Deposit - 1.3%
Huntington National Bank, Columbus
11/10/05	3.50	4,000,000	4,000,000
Washington Mutual Bank, California
7/22/05	2.89	15,000,000	15,000,000
			19,000,000
London Branch, Eurodollar, Foreign Banks - 9.9%
Calyon
9/12/05	3.01	15,000,000	15,000,000
Credit Industriel et Commercial
7/7/05	2.89	10,000,000	10,000,000
8/11/05	3.09	15,000,000	15,000,000
9/16/05	3.38	15,000,000	15,000,000
Dresdner Bank AG
10/24/05	3.51	15,000,000	15,000,000
HBOS Treasury Services PLC
7/14/05	2.88	10,000,000	9,999,754

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Hypo Real Estate Bank International
8/11/05	3.30% (g)	$ 3,000,000	$ 3,000,000
Landesbank Hessen-Thuringen
11/14/05	3.46	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale
8/30/05	3.26	10,000,000	10,000,000
9/1/05	3.27	10,000,000	10,000,000
Societe Generale
9/8/05	3.00	5,000,000	5,000,000
9/16/05	3.40	5,000,000	4,998,943
9/26/05	3.33	15,000,000	15,000,000
			147,998,697
New York Branch, Yankee Dollar, Foreign Banks - 7.0%
Canadian Imperial Bank of Commerce
7/15/05	3.28 (d)	20,000,000	20,000,000
Credit Industriel et Commercial
9/14/05	3.03	10,000,000	10,000,000
9/28/05	3.16	15,000,000	15,000,000
Dresdner Bank AG
7/8/05	2.90	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (d)	20,000,000	19,997,016
Unicredito Italiano Spa
8/12/05	3.18 (d)	10,000,000	9,999,618
8/12/05	3.20 (d)	10,000,000	9,998,711
			104,995,345
TOTAL CERTIFICATES OF DEPOSIT			271,994,042
Commercial Paper - 25.4%

Bank of America Corp.
8/5/05	3.13	10,000,000	9,969,958
Barclays U.S. Funding Corp.
8/31/05	3.29	10,000,000	9,944,761
Beta Finance, Inc.
8/8/05	3.17 (b)	5,000,000	4,983,428
Capital One Multi-Asset Execution Trust
7/5/05	3.07	5,000,000	4,998,306
7/12/05	3.15	4,000,000	3,996,174
CC USA, Inc.
9/12/05	3.34 (b)	10,000,000	9,932,881
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/5/05	3.05	15,000,000	14,994,950
Comcast Corp.
11/4/05	3.49 (b)	2,000,000	1,976,025
Countrywide Financial Corp.
7/27/05	3.33	10,000,000	9,976,022
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
DaimlerChrysler NA Holding Corp.
7/8/05	3.31%	$ 1,000,000	$ 999,358
7/15/05	3.37	2,000,000	1,997,387
7/22/05	3.43	2,000,000	1,996,010
7/25/05	3.44	4,000,000	3,990,853
7/27/05	3.46	5,000,000	4,987,542
Emerald (MBNA Credit Card Master Note Trust)
7/12/05	3.14	5,000,000	4,995,233
7/26/05	3.16	4,000,000	3,991,278
FCAR Owner Trust
7/18/05	2.88	15,000,000	14,979,883
9/15/05	3.29	7,000,000	6,952,120
9/16/05	3.40	15,000,000	14,891,879
10/4/05	3.35	1,000,000	991,292
General Electric Capital Corp.
8/24/05	3.07	10,000,000	9,954,700
9/7/05	3.17	15,000,000	14,911,600
Grampian Funding LLC
7/27/05	2.92	7,250,000	7,234,920
8/18/05	3.17	5,000,000	4,979,100
K2 (USA) LLC
9/23/05	3.25 (b)	9,800,000	9,726,827
Kellogg Co.
7/5/05	3.14	1,000,000	999,652
7/21/05	3.34	1,000,000	998,150
7/29/05	3.35	1,000,000	997,402
8/22/05	3.45	1,000,000	995,046
9/16/05	3.53	1,000,000	992,514
Market Street Funding Corp.
7/5/05	3.06	15,000,000	14,994,933
Motown Notes Program
7/13/05	3.09	5,000,000	4,994,883
7/18/05	3.17	5,000,000	4,992,563
7/25/05	3.18	5,000,000	4,989,500
8/10/05	3.22	5,000,000	4,982,278
8/11/05	3.23	15,000,000	14,945,219
9/8/05	3.37	5,000,000	4,967,992
Newcastle (Discover Card Master Trust)
7/5/05	3.15	15,000,000	14,994,783
8/8/05	3.26	8,000,000	7,972,640
8/8/05	3.30	5,000,000	4,982,689
8/10/05	3.31	5,000,000	4,981,722
Oracle Corp.
8/8/05	3.21	5,000,000	4,983,217
Paradigm Funding LLC
7/25/05	3.31	2,000,000	1,995,600
9/19/05	3.40	15,000,000	14,887,667
Park Granada LLC
7/5/05	3.10	10,000,000	9,996,578
7/20/05	3.19	4,150,000	4,143,057
8/3/05	3.18	15,000,000	14,956,688

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Preferred Receivables Funding Corp.
8/8/05	3.16%	$ 15,000,000	$ 14,950,442
Rabobank USA Financial Corp.
7/6/05	2.98	10,000,000	9,995,903
Strand Capital LLC
9/19/05	3.46	1,000,000	992,378
9/21/05	3.46	4,000,000	3,968,749
Stratford Receivables Co. LLC
8/4/05	3.33	5,000,000	4,984,322
Thames Asset Global Securities No. 1, Inc.
8/18/05	3.22	20,000,000	19,914,933
Toyota Motor Credit Corp.
9/7/05	3.18	2,000,000	1,988,176
TOTAL COMMERCIAL PAPER			378,892,163
Federal Agencies - 0.7%

Fannie Mae - 0.7%
Agency Coupons - 0.7%
9/12/05	2.31	10,000,000	10,000,000
Master Notes - 3.1%

Goldman Sachs Group, Inc.
7/11/05	3.26 (d)(g)	5,000,000	5,000,000
8/26/05	3.35 (d)(g)	36,000,000	36,000,000
1/9/06	3.69 (g)	6,000,000	6,000,000
TOTAL MASTER NOTES			47,000,000
Medium-Term Notes - 19.7%

Allstate Life Global Funding II
7/27/05	3.30 (b)(d)	1,000,000	1,000,000
American Express Credit Corp.
7/5/05	3.23 (d)	10,000,000	10,000,703
ASIF II
8/16/05	3.31	15,000,000	15,030,194
Australia & New Zealand Banking Group Ltd.
7/25/05	3.28 (b)(d)	5,000,000	5,000,000
Bank of New York Co., Inc.
7/27/05	3.35 (b)(d)	15,000,000	15,000,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (d)	15,000,000	15,000,000
BellSouth Telecommunications
9/6/05	3.41 (d)	5,000,000	5,000,000
BMW U.S. Capital LLC
7/15/05	3.19 (d)	2,000,000	2,000,000
Descartes Funding Trust
7/15/05	3.22 (d)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/26/05	3.51% (d)	$ 20,000,000	$ 20,000,000
HSBC Finance Corp.
7/25/05	3.29 (d)	6,000,000	6,000,000
HSH Nordbank AG
7/23/05	3.30 (b)(d)	6,000,000	6,000,000
ING USA Annuity & Life Insurance Co.
7/24/05	3.54 (d)(g)	3,000,000	3,000,000
MBIA Global Funding LLC
7/18/05	3.23 (b)(d)	2,000,000	2,000,000
Metropolitan Life Insurance Co.
7/6/05	3.14 (b)(d)	3,884,000	3,884,000
Morgan Stanley
7/1/05	3.33 (d)	2,000,000	2,000,000
7/5/05	3.18 (d)	5,000,000	5,000,000
7/5/05	3.13 (d)	25,000,000	25,000,000
7/15/05	3.22 (d)	5,000,000	5,000,000
7/27/05	3.35 (d)	11,000,000	11,000,294
RACERS
7/22/05	3.28 (b)(d)	15,000,000	15,000,000
Royal Bank of Scotland PLC
7/21/05	3.24 (b)(d)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)	3,920,000	3,933,033
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (d)	10,000,000	10,000,000
Verizon Global Funding Corp.
9/15/05	3.52 (d)	50,000,000	50,000,156
Washington Mutual Bank, California
7/27/05	3.16 (d)	10,000,000	10,000,000
8/4/05	3.19 (d)	10,000,000	10,000,000
9/26/05	3.45 (d)	10,000,000	9,999,510
WestLB AG
7/11/05	3.20 (b)(d)	6,000,000	6,000,000
9/30/05	3.49 (b)(d)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			293,847,890
Short-Term Notes - 5.5%

Jackson National Life Insurance Co.
7/1/05	3.24 (d)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/05	3.29 (d)(g)	10,000,000	10,000,000
7/28/05	3.39 (b)(d)	5,000,000	5,000,000
8/1/05	3.37 (d)(g)	5,000,000	5,000,000
Monumental Life Insurance Co.
7/1/05	3.25 (d)(g)	5,000,000	5,000,000
7/1/05	3.28 (d)(g)	5,000,000	5,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Life Insurance Co.
7/1/05	3.23% (d)(g)	$ 30,000,000	$ 30,000,000
Pacific Life Insurance Co.
7/11/05	3.53 (d)(g)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
8/1/05	3.38 (d)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 0.9%

California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C3, 3.93% 6/30/06 (c)		2,950,000	2,950,000
San Jose Redev. Agcy. Rev. Series A, 3.3%, LOC JPMorgan Chase Bank, VRDN (d)(e)		11,250,000	11,250,000
TOTAL MUNICIPAL SECURITIES			14,200,000
Repurchase Agreements - 24.0%
		Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/05 due 7/1/05 At 3.44%)		$ 372,036	372,000
With:
Banc of America Securities LLC At 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $62,968,189, 4.24% - 5.5%, 7/25/20 - 6/25/35)		60,005,817	60,000,000
Barclays Capital, Inc. At 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $25,500,000, 5.5%, 7/1/07)		25,002,424	25,000,000
Deutsche Bank Securities, Inc. At 3.57%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $73,497,949, 4.9% - 5.33%, 5/25/34 - 6/25/35)		70,006,942	70,000,000
Goldman Sachs & Co. At:
3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Municipal Securities valued at $25,200,000, 3.18%, 6/1/30) (d)(f)		24,089,680	24,000,000
3.56%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $5,250,004) (d)(f)		5,018,789	5,000,000
Repurchase Agreements - continued
		Maturity Amount	Value (Note 1)
J.P. Morgan Securities, Inc. At 3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $25,145,772, 5.5% - 10.125%, 12/27/07 - 5/25/34)		$ 24,121,027	$ 24,000,000
Lehman Brothers, Inc. At 3.52%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $52,483,775, 3.79% - 5.23%, 12/29/31 - 7/15/40)		50,004,889	50,000,000
Merrill Lynch, Pierce, Fenner & Smith At 3.59%, dated 4/29/05 due 7/27/05 (Collateralized by Corporate Obligations valued at $23,730,358, 7.88% - 12.88%, 3/15/08 - 6/3/23) (d)(f)		23,204,131	23,000,000
Morgan Stanley & Co. At:
3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $20,502,001, 3.95% - 7.59%, 2/25/35 - 1/2/40)		20,100,856	20,000,000
3.52%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $5,276,251, 6.54%, 12/10/29)		5,000,489	5,000,000
Wachovia Securities, Inc. At 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $52,994,888, 3.78% - 7.84%, 12/6/05 - 9/25/35)		52,005,070	52,000,000
TOTAL REPURCHASE AGREEMENTS			358,372,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,512,349,885)			1,512,349,885
NET OTHER ASSETS - (1.3)%			(18,806,813)
NET ASSETS - 100%			$ 1,493,543,072
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $106,436,194 or 7.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to 130,000,000 or 8.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 3.26%, 7/11/05	1/13/05	$ 5,000,000
3.35%, 8/26/05	8/26/04	$ 36,000,000
3.69%, 1/9/06	4/12/05	$ 6,000,000
Hypo Real Estate Bank International 3.3%, 8/11/05	5/9/05	$ 3,000,000
ING USA Annuity & Life Insurance Co. 3.54%, 7/24/05	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 3.29%, 7/1/05	3/26/02	$ 10,000,000
3.37%, 8/1/05	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 3.25%, 7/1/05	9/17/98	$ 5,000,000
3.28%, 7/1/05	3/12/99	$ 5,000,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 3.53%, 7/11/05	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 10,000,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $284,000 of which $109,000 and $175,000 will expire on December 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $358,372,000) (cost $1,512,349,885) - See accompanying schedule		$ 1,512,349,885
Cash		256,665
Receivable for fund shares sold		1,010,237
Interest receivable		4,034,967
Prepaid expenses		3,376
Other receivables		10
Total assets		1,517,655,140

Liabilities
Payable for investments purchased Regular delivery	$ 19,997,016
Delayed delivery	2,950,000
Payable for fund shares redeemed	608,980
Accrued management fee	245,525
Distribution fees payable	9,079
Other affiliated payables	99,347
Other payables and accrued expenses	202,121
Total liabilities		24,112,068

Net Assets		$ 1,493,543,072
Net Assets consist of:
Paid in capital		$ 1,493,869,166
Undistributed net investment income		63,180
Accumulated undistributed net realized gain (loss) on investments		(389,274)
Net Assets		$ 1,493,543,072

Initial Class: Net Asset Value, offering price and redemption price per share ($1,434,983,327 ÷ 1,435,279,029 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($21,804,995 ÷ 21,806,758 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($36,754,750 ÷ 36,757,990 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 20,329,568

Expenses
Management fee	$ 1,445,595
Transfer agent fees	502,363
Distribution fees	45,842
Accounting fees and expenses	81,658
Independent trustees' compensation	3,359
Custodian fees and expenses	19,170
Audit	22,304
Legal	1,016
Miscellaneous	48,946
Total expenses before reductions	2,170,253
Expense reductions	(558)	2,169,695
Net investment income		18,159,873
Net realized gain (loss) on investment securities		(105,586)
Net increase in net assets resulting from operations		$ 18,054,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,159,873	$ 19,774,748
Net realized gain (loss)	(105,586)	(174,987)
Net increase in net assets resulting from operations	18,054,287	19,599,761
Distributions to shareholders from net investment income	(18,146,598)	(19,778,361)
Share transactions - net increase (decrease)	66,382,274	(412,681,844)
Total increase (decrease) in net assets	66,289,963	(412,860,444)

Net Assets
Beginning of period	1,427,253,109	1,840,113,553
End of period (including undistributed net investment income of $63,180 and undistributed net investment income of $49,905, respectively)	$ 1,493,543,072	$ 1,427,253,109
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	321,921,212	20,271,096	26,201,276
Reinvested	17,574,389	229,840	326,673
Redeemed	(296,871,332)	(12,600,339)	(10,670,541)
Net increase (decrease)	42,624,269	7,900,597	15,857,408

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	830,419,484	47,818,461	22,301,596
Reinvested	19,434,528	224,941	96,802
Redeemed	(1,274,668,391)	(53,743,207)	(4,566,058)
Net increase (decrease)	(424,814,379)	(5,699,805)	17,832,340

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 17,589,668	$ 230,005	$ 326,925
	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 19,434,556	$ 247,002	$ 96,803

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.012	.010	.017	.041	.062
Distributions from net investment income	(.012)	(.012)	(.010)	(.017)	(.041)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.23%	1.21%	1.00%	1.69%	4.18%	6.30%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.29%	.29%	.29%	.28%	.33%
Expenses net of voluntary waivers, if any	.29% A	.29%	.29%	.29%	.28%	.33%
Expenses net of all reductions	.29% A	.29%	.29%	.29%	.28%	.33%
Net investment income	2.48% A	1.18%	1.00%	1.68%	3.99%	6.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,434,983	$ 1,392,449	$ 1,817,440	$ 2,705,069	$ 2,753,379	$ 2,233,342

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.011	.009	.016	.040	.031
Distributions from net investment income	(.012)	(.011)	(.009)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.18%	1.10%	.90%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.40%	.38%	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.40%	.38%	.39%	.39%	.45% A
Expenses net of all reductions	.40% A	.40%	.38%	.39%	.39%	.45% A
Net investment income	2.37% A	1.08%	.91%	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,805	$ 13,905	$ 19,606	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.009	.007	.014	.039	.058
Distributions from net investment income	(.011)	(.009)	(.007)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.10%	.95%	.75%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.55%	.54%	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.54% A	.55%	.54%	.54%	.55%	.60% A
Expenses net of all reductions	.54% A	.55%	.54%	.54%	.55%	.60% A
Net investment income	2.23% A	.93%	.75%	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,755	$ 20,899	$ 3,068	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products (the trust) (referred to in this report as Fidelity Variable Insurance Products: Money Market Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 1,512,349,885

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $527,467 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 9,494
Service Class 2	36,348
$ 45,842

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 484,660
Service Class	7,367
Service Class 2	10,336
$ 502,363

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 7,148,409	2.73%	$ 11,936	-

Money Market Portfolio

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $558.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Money Market Portfolio

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Service Class 2 and Initial Class of the fund, and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP: Money Market Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
1.4
1.2
1.0
0.8
0.6
0.4
0.2
0.0
1.2
1.0
1.0
0.7
1 Year
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.0
3.2
3.2
2.5
3 Year
16
15
15
14
14
13
13
12
12
11
15.1
13.8
12.6
5 Year
75th Percentile
Initial Class Return
Service Class 2 Return
25th Percentile

% Beaten	1 Year	3 Year	5 Year
Initial Class:	96%	97%	98%
Service Class 2:	79%	76%	

Lipper Objective: VA Money Market

The Board noted that the relative investment performance of Initial Class of the fund has compared favorably to its Lipper peer group over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 1% would mean that 99% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP: Money Market - Initial, Service Class & Service Class 2

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
VIP: MM
48 46 27
48 45 18
46 45 20
45 44 20
45 43 20
Jan-01
Dec-01
Dec-02
Dec-03
Dec-04

	Jan-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	10%	1%	1%	1%	1%
Funds/Classes	100	101	99	89	86
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Money Market Portfolio

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0805
1.705628.107

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 983.70	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class
Actual	$ 1,000.00	$ 982.70	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Service Class 2
Actual	$ 1,000.00	$ 982.10	$ 5.60
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71
Initial Class R
Actual	$ 1,000.00	$ 983.30	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class R
Actual	$ 1,000.00	$ 982.70	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Service Class 2R
Actual	$ 1,000.00	$ 981.70	$ 5.60
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.89%
Service Class	.99%
Service Class 2	1.14%
Initial Class R	.89%
Service Class R	.99%
Service Class 2R	1.14%

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2005
Japan	21.3%
France	11.5%
United Kingdom	10.0%
Switzerland	8.7%
Taiwan	8.7%
Germany	7.9%
Netherlands	6.9%
United States of America	5.7%
Korea (South)	3.6%
Other	15.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2004
Japan	18.3%
United Kingdom	14.6%
France	10.2%
Germany	10.0%
Switzerland	9.2%
Netherlands	7.1%
United States of America	5.9%
Korea (South)	3.5%
Brazil	3.0%
Other	18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	95.5
Short-Term Investments and Net Other Assets	2.2	4.5
Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA Series B (France, Oil, Gas & Consumable Fuels)	4.5	2.7
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	3.6	3.2
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	1.2
Allianz AG (Reg.) (Germany, Insurance)	3.4	3.4
Nokia Corp. (Finland, Communications Equipment)	3.3	1.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	3.0	1.7
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	2.3	1.2
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9	1.7
Nikko Cordial Corp. (Japan, Capital Markets)	1.8	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	1.1
	29.1
Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.2	18.9
Financials	25.1	29.6
Consumer Discretionary	10.3	8.8
Energy	10.3	7.0
Health Care	6.3	7.9
Materials	6.1	6.3
Industrials	4.2	2.8
Consumer Staples	4.0	4.0
Telecommunication Services	3.5	9.5
Utilities	0.8	0.7

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
Brazil - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR	92,800	$ 3,224,800
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	256,400	3,102,440
TOTAL BRAZIL		6,327,240
Canada - 2.4%
Alcan, Inc.	530,600	15,928,394
EnCana Corp.	563,800	22,240,005
Inmet Mining Corp. (a)	252,600	3,267,801
Talisman Energy, Inc.	348,000	13,037,218
TOTAL CANADA		54,473,418
China - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	6,618,000	4,109,104
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	8,636
TOTAL CHINA		4,117,740
Denmark - 0.3%
TDC AS	131,900	5,655,474
Finland - 3.5%
Neste Oil Oyj	156,700	4,058,093
Nokia Corp.	4,550,550	75,721,152
TOTAL FINLAND		79,779,245
France - 11.5%
Accor SA	183,952	8,630,571
Alcatel SA sponsored ADR (a)	706,900	7,712,279
AXA SA	619,904	15,441,809
BNP Paribas SA	186,802	12,817,514
France Telecom SA	305,161	8,892,392
L'Oreal SA	154,695	11,110,567
Lagardere S.C.A. (Reg.)	146,900	10,888,476
Louis Vuitton Moet Hennessy (LVMH)	189,300	14,638,301
Pernod-Ricard (d)	71,300	11,389,448
Sanofi-Aventis sponsored ADR	496,600	20,355,634
Thomson SA	484,800	11,616,278
Total SA Series B	443,400	103,622,577
Vinci SA	74,500	6,202,745
Vivendi Universal SA sponsored ADR	636,100	19,929,013
TOTAL FRANCE		263,247,604
Germany - 7.9%
Allianz AG (Reg.)	685,500	78,783,107
BASF AG	203,725	13,445,850
Deutsche Boerse AG	120,339	9,427,972
Deutsche Telekom AG sponsored ADR	578,500	10,655,970
E.ON AG	201,244	17,876,505
Epcos AG (a)(d)	513,500	6,437,829
GFK AG	64,292	2,539,489
Hypo Real Estate Holding AG	147,300	5,613,253

	Shares	Value (Note 1)
Infineon Technologies AG sponsored ADR (a)(d)	1,687,700	$ 15,611,225
SAP AG sponsored ADR	369,200	15,986,360
SolarWorld AG	51,000	4,474,530
TOTAL GERMANY		180,852,090
Hong Kong - 2.0%
ASM Pacific Technology Ltd. (d)	1,877,500	8,794,364
Esprit Holdings Ltd.	850,500	6,156,302
Hong Kong Exchanges & Clearing Ltd.	2,468,000	6,383,580
Hutchison Whampoa Ltd.	475,600	4,299,434
Techtronic Industries Co. Ltd.	3,169,500	8,014,499
Television Broadcasts Ltd.	1,036,000	5,852,580
Wharf Holdings Ltd.	1,541,000	5,413,628
TOTAL HONG KONG		44,914,387
India - 2.5%
Cipla Ltd.	501,673	3,619,315
Housing Development Finance Corp. Ltd.	1,061,383	21,748,891
Infosys Technologies Ltd.	329,196	17,856,848
Satyam Computer Services Ltd.	975,220	11,439,067
State Bank of India	179,400	3,142,172
TOTAL INDIA		57,806,293
Ireland - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	119,400	5,353,896
Italy - 1.4%
Banca Intesa Spa	2,253,000	10,319,681
ENI Spa	859,386	22,034,657
TOTAL ITALY		32,354,338
Japan - 21.3%
Advantest Corp.	259,200	19,141,139
Aeon Co. Ltd.	929,400	14,170,825
Asahi Glass Co. Ltd. (d)	1,196,000	12,574,149
Bridgestone Corp. (d)	368,000	7,084,261
Canon, Inc. (d)	212,300	11,173,349
Credit Saison Co. Ltd.	150,700	5,014,048
Dainippon Screen Manufacturing Co. Ltd.	425,000	2,862,585
Daiwa Securities Group, Inc.	3,486,000	21,562,563
Honda Motor Co. Ltd.	401,200	19,747,064
JAFCO Co. Ltd.	271,700	14,454,082
Millea Holdings, Inc.	361	4,850,007
Mitsui & Co. Ltd.	698,000	6,608,359
Mizuho Financial Group, Inc.	5,949	26,927,532
Murata Manufacturing Co. Ltd.	276,500	14,086,155
Nikko Cordial Corp.	9,563,000	42,078,752
Nikon Corp.	260,000	2,944,502
Nippon Electric Glass Co. Ltd.	371,000	5,606,564
Nitto Denko Corp.	472,500	27,096,163
Nomura Holdings, Inc.	2,064,700	24,673,165
Oracle Corp. Japan (d)	29,100	1,099,400
ORIX Corp.	88,800	13,323,403
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sega Sammy Holdings, Inc.	117,600	$ 7,210,495
Sompo Japan Insurance, Inc.	1,003,000	10,129,029
Sumitomo Mitsui Financial Group, Inc.	6,504	43,983,589
T&D Holdings, Inc.	166,500	7,836,707
Takefuji Corp.	77,610	5,248,411
TDK Corp.	155,200	10,579,433
Tokyo Electron Ltd.	997,500	52,795,861
Toyota Motor Corp.	692,000	24,735,540
USS Co. Ltd.	34,750	2,215,252
Yahoo! Japan Corp.	11,992	25,193,959
TOTAL JAPAN		487,006,343
Korea (South) - 3.6%
Honam Petrochemical Corp.	201,370	8,418,808
Hyundai Motor Co.	175,363	9,747,102
Kookmin Bank	493,650	22,451,661
LG Electronics, Inc.	368,100	23,413,235
Samsung Electronics Co. Ltd.	2,154	1,028,590
Shinhan Financial Group Co. Ltd.	426,364	11,086,706
Shinsegae Co. Ltd.	17,330	5,477,924
TOTAL KOREA (SOUTH)		81,624,026
Netherlands - 6.9%
Aegon NV	692,800	8,979,177
ASML Holding NV (a)	5,261,439	82,394,134
EADS NV	355,600	11,339,178
ING Groep NV (Certificaten Van Aandelen)	821,724	23,049,358
Koninklijke Philips Electronics NV (NY Shares)	221,300	5,574,547
TomTom Group BV	134,300	2,948,170
Unilever NV (NY Shares)	150,600	9,763,398
VNU NV	524,725	14,649,357
TOTAL NETHERLANDS		158,697,319
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	249,300	7,242,165
Singapore - 0.9%
STATS ChipPAC Ltd. (a)	25,183,000	18,074,817
United Test & Assembly Center Ltd. (a)	8,408,000	3,316,618
TOTAL SINGAPORE		21,391,435
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	752,200	11,553,792
Telefonica SA	923,480	15,052,724
TOTAL SPAIN		26,606,516
Sweden - 0.5%
Gambro AB (A Shares)	488,200	6,535,852
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	170,100	5,434,695
TOTAL SWEDEN		11,970,547

	Shares	Value (Note 1)
Switzerland - 8.7%
ABB Ltd. (Reg.) (a)	2,797,868	$ 18,337,371
Actelion Ltd. (Reg.) (a)	85,017	8,829,058
Compagnie Financiere Richemont unit	312,115	10,495,967
Credit Suisse Group (Reg.)	591,704	23,159,295
Nestle SA (Reg.)	88,631	22,682,455
Novartis AG (Reg.)	775,218	36,776,342
Roche Holding AG (participation certificate)	319,529	40,438,188
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	3,057,172
The Swatch Group AG (Reg.)	126,695	3,622,964
UBS AG (Reg.)	413,997	32,229,666
TOTAL SWITZERLAND		199,628,478
Taiwan - 8.7%
Acer, Inc.	7,689,000	15,171,665
Advanced Semiconductor Engineering, Inc.	24,441,000	18,287,346
AU Optronics Corp.	3,562,000	5,948,849
Chi Mei Optoelectronics Corp.	3,715,000	5,782,147
Chi Mei Optoelectronics Corp. GDR (e)	384,500	5,998,200
Hon Hai Precision Industries Co. Ltd.	1,069,109	5,552,279
King Yuan Electronics Co. Ltd.	4,326,000	3,940,177
Siliconware Precision Industries Co. Ltd.	17,521,000	17,258,254
Sunplus Technology Co. Ltd.	4,567,000	6,430,567
Taiwan Semiconductor Manufacturing Co. Ltd.	13,801,161	24,007,702
United Microelectronics Corp.	89,602,360	65,062,486
United Microelectronics Corp. sponsored ADR (d)	3,516,000	14,450,760
Yageo Corp. (a)	26,627,000	10,339,766
TOTAL TAIWAN		198,230,198
United Kingdom - 10.0%
3i Group PLC	485,573	5,898,608
Admiral Group PLC	512,800	3,422,470
AstraZeneca PLC (United Kingdom)	414,400	17,098,144
BAE Systems PLC	1,060,300	5,452,252
BHP Billiton PLC	1,008,495	12,865,274
BP PLC	6,493,806	67,513,936
HSBC Holdings PLC (United Kingdom) (Reg.)	2,210,374	35,211,258
ITV PLC	4,352,554	9,592,119
Man Group PLC	585,567	15,181,351
O2 PLC	2,520,300	6,152,534
Reckitt Benckiser PLC	331,800	9,779,296
Rio Tinto PLC (Reg.)	336,706	10,262,799
Smiths Group PLC	327,600	5,394,171
Tesco PLC	795,741	4,544,512
Vodafone Group PLC	5,756,725	14,000,354
Xstrata PLC	367,500	7,091,504
TOTAL UNITED KINGDOM		229,460,582
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 3.5%
Applied Materials, Inc.	288,600	$ 4,669,548
Freeport-McMoRan Copper & Gold, Inc. Class B	344,900	12,913,056
Honeywell International, Inc.	303,200	11,106,216
Lyondell Chemical Co.	756,900	19,997,298
NTL, Inc. (a)	126,700	8,668,814
Synthes, Inc.	77,867	8,548,267
Telewest Global, Inc. (a)	423,979	9,658,242
Teradyne, Inc. (a)	287,700	3,443,769
TOTAL UNITED STATES OF AMERICA		79,005,210
TOTAL COMMON STOCKS (Cost $1,855,764,198)		2,235,744,544
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 3.21% (b)	16,308,758	16,308,758
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	80,222,238	80,222,238
TOTAL MONEY MARKET FUNDS (Cost $96,530,996)		96,530,996
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,952,295,194)		2,332,275,540
NET OTHER ASSETS - (2.0)%		(44,734,587)
NET ASSETS - 100%		$ 2,287,540,953
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,998,200 or 0.3% of net assets.

Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $472,629,652 of which $233,537,497, $191,785,845 and $47,306,310 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $76,705,666) (cost $1,952,295,194) - See accompanying schedule		$ 2,332,275,540
Cash		164
Foreign currency held at value (cost $6,691,957)		6,675,414
Receivable for investments sold		39,929,168
Receivable for fund shares sold		1,000,733
Dividends receivable		4,127,034
Interest receivable		113,728
Prepaid expenses		4,477
Other affiliated receivables		11,571
Other receivables		713,511
Total assets		2,384,851,340
Liabilities
Payable for investments purchased	$ 11,401,292
Payable for fund shares redeemed	1,730,457
Accrued management fee	1,395,564
Distribution fees payable	117,114
Other affiliated payables	262,481
Other payables and accrued expenses	2,181,241
Collateral on securities loaned, at value	80,222,238
Total liabilities		97,310,387
Net Assets		$ 2,287,540,953
Net Assets consist of:
Paid in capital		$ 2,277,411,052
Undistributed net investment income		8,598,352
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(376,760,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,292,355
Net Assets		$ 2,287,540,953
Initial Class: Net Asset Value, offering price and redemption price per share ($1,359,624,197 ÷ 79,894,482 shares)		$ 17.02
Service Class: Net Asset Value, offering price and redemption price per share ($282,127,022 ÷ 16,641,956 shares)		$ 16.95
Service Class 2: Net Asset Value, offering price and redemption price per share ($379,311,766 ÷ 22,447,068 shares)		$ 16.90
Initial Class R: Net Asset Value, offering price and redemption price per share ($142,193,079 ÷ 8,368,886 shares)		$ 16.99
Service Class R: Net Asset Value, offering price and redemption price per share ($90,180,042 ÷ 5,324,688 shares)		$ 16.94
Service Class 2R: Net Asset Value, offering price and redemption price per share ($34,104,847 ÷ 2,029,463 shares)		$ 16.80

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 32,740,662
Interest		582,006
Security lending		1,744,552
		35,067,220
Less foreign taxes withheld		(3,897,285)
Total income		31,169,935

Expenses
Management fee	$ 8,410,911
Transfer agent fees	788,253
Distribution fees	672,418
Accounting and security lending fees	556,710
Independent trustees' compensation	5,286
Appreciation in deferred trustee compensation account	3,984
Custodian fees and expenses	484,210
Audit	44,024
Legal	1,656
Interest	4,028
Miscellaneous	59,102
Total expenses before reductions	11,030,582
Expense reductions	(678,014)	10,352,568
Net investment income (loss)		20,817,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	109,806,653
Foreign currency transactions	236,477
Total net realized gain (loss)		110,043,130
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $309,445)	(172,216,152)
Assets and liabilities in foreign currencies	(974,451)
Total change in net unrealized appreciation (depreciation)		(173,190,603)
Net gain (loss)		(63,147,473)
Net increase (decrease) in net assets resulting from operations		$ (42,330,106)

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,817,367	$ 15,719,326
Net realized gain (loss)	110,043,130	146,009,083
Change in net unrealized appreciation (depreciation)	(173,190,603)	114,577,658
Net increase (decrease) in net assets resulting from operations	(42,330,106)	276,306,067
Distributions to shareholders from net investment income	(14,837,058)	(22,557,627)
Distributions to shareholders from net realized gain	(12,260,637)	-
Total distributions	(27,097,695)	(22,557,627)
Share transactions - net increase (decrease)	(23,023,437)	199,907,441
Redemption fees	15,359	51,279
Total increase (decrease) in net assets	(92,435,879)	453,707,160
Net Assets
Beginning of period	2,379,976,832	1,926,269,672
End of period (including undistributed net investment income of $8,598,352 and undistributed net investment income of $1,867,057, respectively)	$ 2,287,540,953	$ 2,379,976,832
Other Information:
Share Transactions			Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	3,806,875	1,547,874	4,578,475	1,428,480	613,613	524,019
Reinvested	1,002,262	205,704	205,102	98,846	54,935	18,435
Redeemed	(10,069,418)	(3,609,882)	(721,425)	(708,225)	(308,411)	(106,200)
Net increase (decrease)	(5,260,281)	(1,856,304)	4,062,152	819,101	360,137	436,254
Dollars Sold	$ 64,895,871	$ 26,461,457	$ 77,537,280	$ 24,481,703	$ 10,400,822	$ 8,807,791
Reinvested	17,158,734	3,509,304	3,490,828	1,690,264	936,639	311,926
Redeemed	(171,522,093)	(60,080,262)	(12,108,763)	(11,977,210)	(5,223,336)	(1,794,392)
Net increase (decrease)	$ (89,467,488)	$ (30,109,501)	$ 68,919,345	$ 14,194,757	$ 6,114,125	$ 7,325,325
Share Transactions			Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	14,747,796	5,622,052	11,770,833	5,679,220	1,860,289	1,379,237
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(22,763,135)	(3,179,061)	(2,573,003)	(695,245)	(555,521)	(249,620)
Net increase (decrease)	(6,967,688)	2,618,517	9,298,832	5,014,906	1,346,237	1,134,551
Dollars Sold	$ 235,040,834	$ 88,487,632	$ 185,307,863	$ 89,613,678	$ 29,201,895	$ 21,125,719
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(358,049,999)	(49,596,873)	(40,549,211)	(10,848,287)	(8,516,411)	(3,867,026)
Net increase (decrease)	$ (106,131,509)	$ 41,709,706	$ 146,377,715	$ 79,263,069	$ 21,351,063	$ 17,337,397
Distributions			Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,625,631	$ 1,847,002	$ 1,745,414	$ 965,865	$ 492,968	$ 160,178
From net realized gain	7,533,103	1,662,302	1,745,414	724,399	443,671	151,748
Total	$ 17,158,734	$ 3,509,304	$ 3,490,828	$ 1,690,264	$ 936,639	$ 311,926
			Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Income from Investment Operations
Net investment income (loss) E	.16	.13	.11	.10	.14	.19 F
Net realized and unrealized gain (loss)	(.44)	1.97	4.60	(2.90)	(3.86)	(4.93)
Total from investment operations	(.28)	2.10	4.71	(2.80)	(3.72)	(4.74)
Distributions from net investment income	(.12)	(.18)	(.10)	(.10)	(.93)	(.31)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(.09)	-	-	-	(1.47)	(2.33)
Total distributions	(.21)	(.18)	(.10)	(.10)	(2.40)	(2.70)
Redemption fees added to paid in capital E	- H	-H	- H	- H	-	-
Net asset value, end of period	$ 17.02	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Total Return B, C, D	(1.63)%	13.57%	43.37%	(20.28)%	(21.21)%	(19.07)%
Ratios to Average Net Assets G
Expenses before expense reductions	.89% A	.91%	.90%	.90%	.92%	.89%
Expenses net of voluntary waivers, if any	.89% A	.91%	.90%	.90%	.92%	.89%
Expenses net of all reductions	.83% A	.87%	.86%	.86%	.87%	.87%
Net investment income (loss)	.92% I	.80%	.87%	.79%	.91%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,359,624	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507
Portfolio turnover rate	77% A	84%	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Income from Investment Operations
Net investment income (loss) E	.15	.11	.09	.09	.12	.17 F
Net realized and unrealized gain (loss)	(.45)	1.97	4.59	(2.89)	(3.84)	(4.93)
Total from investment operations	(.30)	2.08	4.68	(2.80)	(3.72)	(4.76)
Distributions from net investment income	(.10)	(.17)	(.09)	(.09)	(.92)	(.30)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(.09)	-	-	-	(1.47)	(2.33)
Total distributions	(.19)	(.17)	(.09)	(.09)	(2.39)	(2.69)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 16.95	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Total Return B, C, D	(1.73)%	13.49%	43.20%	(20.34)%	(21.27)%	(19.18)%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of all reductions	.93% A	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	.87% I	.69%	.77%	.69%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,127	$ 322,649	$ 246,632	$ 177,322	$ 240,525	$ 257,257
Portfolio turnover rate	77% A	84%	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.13	.08	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	(.44)	1.97	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	(.31)	2.05	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.09)	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(.09)	-	-	-	(1.47)	(2.33)
Total distributions	(.18)	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.90	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	(1.79)%	13.31%	43.04%	(20.46) %	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.14% A	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.14% A	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.08% A	1.12%	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.80% J	.54%	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,312	$ 319,708	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	77% A	84%	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Initial Class R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.16	.12	.11	.06
Net realized and unrealized gain (loss)	(.45)	1.98	4.59	(3.13)
Total from investment operations	(.29)	2.10	4.70	(3.07)
Distributions from net investment income	(.12)	(.18)	(.11)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.21)	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 16.99	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	(1.67)%	13.59%	43.32%	(21.85)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.89%A	.91%	.90%	.91%A
Expenses net of voluntary waivers, if any	.89%A	.91%	.90%	.91%A
Expenses net of all reductions	.83%A	.87%	.86%	.87%A
Net investment income (loss)	.92%I	.79%	.87%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,193	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	77%A	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.15	.11	.10	.05
Net realized and unrealized gain (loss)	(.45)	1.97	4.58	(3.12)
Total from investment operations	(.30)	2.08	4.68	(3.07)
Distributions from net investment income	(.10)	(.17)	(.10)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.19)	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 16.94	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	(1.73)%	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.00%	1.01% A
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.00%	1.01% A
Expenses net of all reductions	.93% A	.96%	.96%	.97% A
Net investment income (loss)	.87% I	.70%	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,180	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	77% A	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.13	.08	.08	.04
Net realized and unrealized gain (loss)	(.44)	1.96	4.55	(3.10)
Total from investment operations	(.31)	2.04	4.63	(3.06)
Distributions from net investment income	(.10)	(.16)	(.11)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.19)	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 16.80	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	(1.83)%	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.16%	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.14% A	1.16%	1.15%	1.17% A
Expenses net of all reductions	1.08% A	1.11%	1.11%	1.14% A
Net investment income (loss)	.80% I	.55%	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,105	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	77% A	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class R, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 428,604,755
Unrealized depreciation	(52,104,916)
Net unrealized appreciation (depreciation)	$ 376,499,839
Cost for federal income tax purposes	$ 1,955,775,701

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $897,763,191 and $873,226,510, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 154,034
Service Class 2	437,236
Service Class R	42,964
Service Class 2 R	38,184
$ 672,418

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 475,790
Service Class	105,016
Service Class 2	121,323
Initial Class R	47,434
Service Class R	28,440
Service Class 2 R	10,250
$ 788,253

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $567,426 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $803 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 4,002,000	2.71%	-	$ 604

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,284,600. The weighted average interest rate was 2.98%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $677,860 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's custody expenses. During the period, these credits reduced the fund's expenses by $154.

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 40% of the total outstanding shares of the fund.

Overseas Portfolio

Semiannual Report

Overseas Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0805
1.705696.107

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 983.70	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class
Actual	$ 1,000.00	$ 982.70	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Service Class 2
Actual	$ 1,000.00	$ 982.10	$ 5.60
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71
Initial Class R
Actual	$ 1,000.00	$ 983.30	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class R
Actual	$ 1,000.00	$ 982.70	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Service Class 2R
Actual	$ 1,000.00	$ 981.70	$ 5.60
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.89%
Service Class	.99%
Service Class 2	1.14%
Initial Class R	.89%
Service Class R	.99%
Service Class 2R	1.14%

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2005
Japan	21.3%
France	11.5%
United Kingdom	10.0%
Switzerland	8.7%
Taiwan	8.7%
Germany	7.9%
Netherlands	6.9%
United States of America	5.7%
Korea (South)	3.6%
Other	15.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2004
Japan	18.3%
United Kingdom	14.6%
France	10.2%
Germany	10.0%
Switzerland	9.2%
Netherlands	7.1%
United States of America	5.9%
Korea (South)	3.5%
Brazil	3.0%
Other	18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	95.5
Short-Term Investments and Net Other Assets	2.2	4.5
Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA Series B (France, Oil, Gas & Consumable Fuels)	4.5	2.7
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	3.6	3.2
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	1.2
Allianz AG (Reg.) (Germany, Insurance)	3.4	3.4
Nokia Corp. (Finland, Communications Equipment)	3.3	1.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	3.0	1.7
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	2.3	1.2
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9	1.7
Nikko Cordial Corp. (Japan, Capital Markets)	1.8	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	1.1
	29.1
Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.2	18.9
Financials	25.1	29.6
Consumer Discretionary	10.3	8.8
Energy	10.3	7.0
Health Care	6.3	7.9
Materials	6.1	6.3
Industrials	4.2	2.8
Consumer Staples	4.0	4.0
Telecommunication Services	3.5	9.5
Utilities	0.8	0.7

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
Brazil - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR	92,800	$ 3,224,800
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	256,400	3,102,440
TOTAL BRAZIL		6,327,240
Canada - 2.4%
Alcan, Inc.	530,600	15,928,394
EnCana Corp.	563,800	22,240,005
Inmet Mining Corp. (a)	252,600	3,267,801
Talisman Energy, Inc.	348,000	13,037,218
TOTAL CANADA		54,473,418
China - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	6,618,000	4,109,104
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	8,636
TOTAL CHINA		4,117,740
Denmark - 0.3%
TDC AS	131,900	5,655,474
Finland - 3.5%
Neste Oil Oyj	156,700	4,058,093
Nokia Corp.	4,550,550	75,721,152
TOTAL FINLAND		79,779,245
France - 11.5%
Accor SA	183,952	8,630,571
Alcatel SA sponsored ADR (a)	706,900	7,712,279
AXA SA	619,904	15,441,809
BNP Paribas SA	186,802	12,817,514
France Telecom SA	305,161	8,892,392
L'Oreal SA	154,695	11,110,567
Lagardere S.C.A. (Reg.)	146,900	10,888,476
Louis Vuitton Moet Hennessy (LVMH)	189,300	14,638,301
Pernod-Ricard (d)	71,300	11,389,448
Sanofi-Aventis sponsored ADR	496,600	20,355,634
Thomson SA	484,800	11,616,278
Total SA Series B	443,400	103,622,577
Vinci SA	74,500	6,202,745
Vivendi Universal SA sponsored ADR	636,100	19,929,013
TOTAL FRANCE		263,247,604
Germany - 7.9%
Allianz AG (Reg.)	685,500	78,783,107
BASF AG	203,725	13,445,850
Deutsche Boerse AG	120,339	9,427,972
Deutsche Telekom AG sponsored ADR	578,500	10,655,970
E.ON AG	201,244	17,876,505
Epcos AG (a)(d)	513,500	6,437,829
GFK AG	64,292	2,539,489
Hypo Real Estate Holding AG	147,300	5,613,253

	Shares	Value (Note 1)
Infineon Technologies AG sponsored ADR (a)(d)	1,687,700	$ 15,611,225
SAP AG sponsored ADR	369,200	15,986,360
SolarWorld AG	51,000	4,474,530
TOTAL GERMANY		180,852,090
Hong Kong - 2.0%
ASM Pacific Technology Ltd. (d)	1,877,500	8,794,364
Esprit Holdings Ltd.	850,500	6,156,302
Hong Kong Exchanges & Clearing Ltd.	2,468,000	6,383,580
Hutchison Whampoa Ltd.	475,600	4,299,434
Techtronic Industries Co. Ltd.	3,169,500	8,014,499
Television Broadcasts Ltd.	1,036,000	5,852,580
Wharf Holdings Ltd.	1,541,000	5,413,628
TOTAL HONG KONG		44,914,387
India - 2.5%
Cipla Ltd.	501,673	3,619,315
Housing Development Finance Corp. Ltd.	1,061,383	21,748,891
Infosys Technologies Ltd.	329,196	17,856,848
Satyam Computer Services Ltd.	975,220	11,439,067
State Bank of India	179,400	3,142,172
TOTAL INDIA		57,806,293
Ireland - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	119,400	5,353,896
Italy - 1.4%
Banca Intesa Spa	2,253,000	10,319,681
ENI Spa	859,386	22,034,657
TOTAL ITALY		32,354,338
Japan - 21.3%
Advantest Corp.	259,200	19,141,139
Aeon Co. Ltd.	929,400	14,170,825
Asahi Glass Co. Ltd. (d)	1,196,000	12,574,149
Bridgestone Corp. (d)	368,000	7,084,261
Canon, Inc. (d)	212,300	11,173,349
Credit Saison Co. Ltd.	150,700	5,014,048
Dainippon Screen Manufacturing Co. Ltd.	425,000	2,862,585
Daiwa Securities Group, Inc.	3,486,000	21,562,563
Honda Motor Co. Ltd.	401,200	19,747,064
JAFCO Co. Ltd.	271,700	14,454,082
Millea Holdings, Inc.	361	4,850,007
Mitsui & Co. Ltd.	698,000	6,608,359
Mizuho Financial Group, Inc.	5,949	26,927,532
Murata Manufacturing Co. Ltd.	276,500	14,086,155
Nikko Cordial Corp.	9,563,000	42,078,752
Nikon Corp.	260,000	2,944,502
Nippon Electric Glass Co. Ltd.	371,000	5,606,564
Nitto Denko Corp.	472,500	27,096,163
Nomura Holdings, Inc.	2,064,700	24,673,165
Oracle Corp. Japan (d)	29,100	1,099,400
ORIX Corp.	88,800	13,323,403
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sega Sammy Holdings, Inc.	117,600	$ 7,210,495
Sompo Japan Insurance, Inc.	1,003,000	10,129,029
Sumitomo Mitsui Financial Group, Inc.	6,504	43,983,589
T&D Holdings, Inc.	166,500	7,836,707
Takefuji Corp.	77,610	5,248,411
TDK Corp.	155,200	10,579,433
Tokyo Electron Ltd.	997,500	52,795,861
Toyota Motor Corp.	692,000	24,735,540
USS Co. Ltd.	34,750	2,215,252
Yahoo! Japan Corp.	11,992	25,193,959
TOTAL JAPAN		487,006,343
Korea (South) - 3.6%
Honam Petrochemical Corp.	201,370	8,418,808
Hyundai Motor Co.	175,363	9,747,102
Kookmin Bank	493,650	22,451,661
LG Electronics, Inc.	368,100	23,413,235
Samsung Electronics Co. Ltd.	2,154	1,028,590
Shinhan Financial Group Co. Ltd.	426,364	11,086,706
Shinsegae Co. Ltd.	17,330	5,477,924
TOTAL KOREA (SOUTH)		81,624,026
Netherlands - 6.9%
Aegon NV	692,800	8,979,177
ASML Holding NV (a)	5,261,439	82,394,134
EADS NV	355,600	11,339,178
ING Groep NV (Certificaten Van Aandelen)	821,724	23,049,358
Koninklijke Philips Electronics NV (NY Shares)	221,300	5,574,547
TomTom Group BV	134,300	2,948,170
Unilever NV (NY Shares)	150,600	9,763,398
VNU NV	524,725	14,649,357
TOTAL NETHERLANDS		158,697,319
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	249,300	7,242,165
Singapore - 0.9%
STATS ChipPAC Ltd. (a)	25,183,000	18,074,817
United Test & Assembly Center Ltd. (a)	8,408,000	3,316,618
TOTAL SINGAPORE		21,391,435
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	752,200	11,553,792
Telefonica SA	923,480	15,052,724
TOTAL SPAIN		26,606,516
Sweden - 0.5%
Gambro AB (A Shares)	488,200	6,535,852
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	170,100	5,434,695
TOTAL SWEDEN		11,970,547

	Shares	Value (Note 1)
Switzerland - 8.7%
ABB Ltd. (Reg.) (a)	2,797,868	$ 18,337,371
Actelion Ltd. (Reg.) (a)	85,017	8,829,058
Compagnie Financiere Richemont unit	312,115	10,495,967
Credit Suisse Group (Reg.)	591,704	23,159,295
Nestle SA (Reg.)	88,631	22,682,455
Novartis AG (Reg.)	775,218	36,776,342
Roche Holding AG (participation certificate)	319,529	40,438,188
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	3,057,172
The Swatch Group AG (Reg.)	126,695	3,622,964
UBS AG (Reg.)	413,997	32,229,666
TOTAL SWITZERLAND		199,628,478
Taiwan - 8.7%
Acer, Inc.	7,689,000	15,171,665
Advanced Semiconductor Engineering, Inc.	24,441,000	18,287,346
AU Optronics Corp.	3,562,000	5,948,849
Chi Mei Optoelectronics Corp.	3,715,000	5,782,147
Chi Mei Optoelectronics Corp. GDR (e)	384,500	5,998,200
Hon Hai Precision Industries Co. Ltd.	1,069,109	5,552,279
King Yuan Electronics Co. Ltd.	4,326,000	3,940,177
Siliconware Precision Industries Co. Ltd.	17,521,000	17,258,254
Sunplus Technology Co. Ltd.	4,567,000	6,430,567
Taiwan Semiconductor Manufacturing Co. Ltd.	13,801,161	24,007,702
United Microelectronics Corp.	89,602,360	65,062,486
United Microelectronics Corp. sponsored ADR (d)	3,516,000	14,450,760
Yageo Corp. (a)	26,627,000	10,339,766
TOTAL TAIWAN		198,230,198
United Kingdom - 10.0%
3i Group PLC	485,573	5,898,608
Admiral Group PLC	512,800	3,422,470
AstraZeneca PLC (United Kingdom)	414,400	17,098,144
BAE Systems PLC	1,060,300	5,452,252
BHP Billiton PLC	1,008,495	12,865,274
BP PLC	6,493,806	67,513,936
HSBC Holdings PLC (United Kingdom) (Reg.)	2,210,374	35,211,258
ITV PLC	4,352,554	9,592,119
Man Group PLC	585,567	15,181,351
O2 PLC	2,520,300	6,152,534
Reckitt Benckiser PLC	331,800	9,779,296
Rio Tinto PLC (Reg.)	336,706	10,262,799
Smiths Group PLC	327,600	5,394,171
Tesco PLC	795,741	4,544,512
Vodafone Group PLC	5,756,725	14,000,354
Xstrata PLC	367,500	7,091,504
TOTAL UNITED KINGDOM		229,460,582
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 3.5%
Applied Materials, Inc.	288,600	$ 4,669,548
Freeport-McMoRan Copper & Gold, Inc. Class B	344,900	12,913,056
Honeywell International, Inc.	303,200	11,106,216
Lyondell Chemical Co.	756,900	19,997,298
NTL, Inc. (a)	126,700	8,668,814
Synthes, Inc.	77,867	8,548,267
Telewest Global, Inc. (a)	423,979	9,658,242
Teradyne, Inc. (a)	287,700	3,443,769
TOTAL UNITED STATES OF AMERICA		79,005,210
TOTAL COMMON STOCKS (Cost $1,855,764,198)		2,235,744,544
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 3.21% (b)	16,308,758	16,308,758
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	80,222,238	80,222,238
TOTAL MONEY MARKET FUNDS (Cost $96,530,996)		96,530,996
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,952,295,194)		2,332,275,540
NET OTHER ASSETS - (2.0)%		(44,734,587)
NET ASSETS - 100%		$ 2,287,540,953
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,998,200 or 0.3% of net assets.

Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $472,629,652 of which $233,537,497, $191,785,845 and $47,306,310 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $76,705,666) (cost $1,952,295,194) - See accompanying schedule		$ 2,332,275,540
Cash		164
Foreign currency held at value (cost $6,691,957)		6,675,414
Receivable for investments sold		39,929,168
Receivable for fund shares sold		1,000,733
Dividends receivable		4,127,034
Interest receivable		113,728
Prepaid expenses		4,477
Other affiliated receivables		11,571
Other receivables		713,511
Total assets		2,384,851,340
Liabilities
Payable for investments purchased	$ 11,401,292
Payable for fund shares redeemed	1,730,457
Accrued management fee	1,395,564
Distribution fees payable	117,114
Other affiliated payables	262,481
Other payables and accrued expenses	2,181,241
Collateral on securities loaned, at value	80,222,238
Total liabilities		97,310,387
Net Assets		$ 2,287,540,953
Net Assets consist of:
Paid in capital		$ 2,277,411,052
Undistributed net investment income		8,598,352
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(376,760,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,292,355
Net Assets		$ 2,287,540,953
Initial Class: Net Asset Value, offering price and redemption price per share ($1,359,624,197 ÷ 79,894,482 shares)		$ 17.02
Service Class: Net Asset Value, offering price and redemption price per share ($282,127,022 ÷ 16,641,956 shares)		$ 16.95
Service Class 2: Net Asset Value, offering price and redemption price per share ($379,311,766 ÷ 22,447,068 shares)		$ 16.90
Initial Class R: Net Asset Value, offering price and redemption price per share ($142,193,079 ÷ 8,368,886 shares)		$ 16.99
Service Class R: Net Asset Value, offering price and redemption price per share ($90,180,042 ÷ 5,324,688 shares)		$ 16.94
Service Class 2R: Net Asset Value, offering price and redemption price per share ($34,104,847 ÷ 2,029,463 shares)		$ 16.80

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 32,740,662
Interest		582,006
Security lending		1,744,552
		35,067,220
Less foreign taxes withheld		(3,897,285)
Total income		31,169,935

Expenses
Management fee	$ 8,410,911
Transfer agent fees	788,253
Distribution fees	672,418
Accounting and security lending fees	556,710
Independent trustees' compensation	5,286
Appreciation in deferred trustee compensation account	3,984
Custodian fees and expenses	484,210
Audit	44,024
Legal	1,656
Interest	4,028
Miscellaneous	59,102
Total expenses before reductions	11,030,582
Expense reductions	(678,014)	10,352,568
Net investment income (loss)		20,817,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	109,806,653
Foreign currency transactions	236,477
Total net realized gain (loss)		110,043,130
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $309,445)	(172,216,152)
Assets and liabilities in foreign currencies	(974,451)
Total change in net unrealized appreciation (depreciation)		(173,190,603)
Net gain (loss)		(63,147,473)
Net increase (decrease) in net assets resulting from operations		$ (42,330,106)

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,817,367	$ 15,719,326
Net realized gain (loss)	110,043,130	146,009,083
Change in net unrealized appreciation (depreciation)	(173,190,603)	114,577,658
Net increase (decrease) in net assets resulting from operations	(42,330,106)	276,306,067
Distributions to shareholders from net investment income	(14,837,058)	(22,557,627)
Distributions to shareholders from net realized gain	(12,260,637)	-
Total distributions	(27,097,695)	(22,557,627)
Share transactions - net increase (decrease)	(23,023,437)	199,907,441
Redemption fees	15,359	51,279
Total increase (decrease) in net assets	(92,435,879)	453,707,160
Net Assets
Beginning of period	2,379,976,832	1,926,269,672
End of period (including undistributed net investment income of $8,598,352 and undistributed net investment income of $1,867,057, respectively)	$ 2,287,540,953	$ 2,379,976,832
Other Information:
Share Transactions			Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	3,806,875	1,547,874	4,578,475	1,428,480	613,613	524,019
Reinvested	1,002,262	205,704	205,102	98,846	54,935	18,435
Redeemed	(10,069,418)	(3,609,882)	(721,425)	(708,225)	(308,411)	(106,200)
Net increase (decrease)	(5,260,281)	(1,856,304)	4,062,152	819,101	360,137	436,254
Dollars Sold	$ 64,895,871	$ 26,461,457	$ 77,537,280	$ 24,481,703	$ 10,400,822	$ 8,807,791
Reinvested	17,158,734	3,509,304	3,490,828	1,690,264	936,639	311,926
Redeemed	(171,522,093)	(60,080,262)	(12,108,763)	(11,977,210)	(5,223,336)	(1,794,392)
Net increase (decrease)	$ (89,467,488)	$ (30,109,501)	$ 68,919,345	$ 14,194,757	$ 6,114,125	$ 7,325,325
Share Transactions			Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	14,747,796	5,622,052	11,770,833	5,679,220	1,860,289	1,379,237
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(22,763,135)	(3,179,061)	(2,573,003)	(695,245)	(555,521)	(249,620)
Net increase (decrease)	(6,967,688)	2,618,517	9,298,832	5,014,906	1,346,237	1,134,551
Dollars Sold	$ 235,040,834	$ 88,487,632	$ 185,307,863	$ 89,613,678	$ 29,201,895	$ 21,125,719
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(358,049,999)	(49,596,873)	(40,549,211)	(10,848,287)	(8,516,411)	(3,867,026)
Net increase (decrease)	$ (106,131,509)	$ 41,709,706	$ 146,377,715	$ 79,263,069	$ 21,351,063	$ 17,337,397
Distributions			Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,625,631	$ 1,847,002	$ 1,745,414	$ 965,865	$ 492,968	$ 160,178
From net realized gain	7,533,103	1,662,302	1,745,414	724,399	443,671	151,748
Total	$ 17,158,734	$ 3,509,304	$ 3,490,828	$ 1,690,264	$ 936,639	$ 311,926
			Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Income from Investment Operations
Net investment income (loss) E	.16	.13	.11	.10	.14	.19 F
Net realized and unrealized gain (loss)	(.44)	1.97	4.60	(2.90)	(3.86)	(4.93)
Total from investment operations	(.28)	2.10	4.71	(2.80)	(3.72)	(4.74)
Distributions from net investment income	(.12)	(.18)	(.10)	(.10)	(.93)	(.31)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(.09)	-	-	-	(1.47)	(2.33)
Total distributions	(.21)	(.18)	(.10)	(.10)	(2.40)	(2.70)
Redemption fees added to paid in capital E	- H	-H	- H	- H	-	-
Net asset value, end of period	$ 17.02	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Total Return B, C, D	(1.63)%	13.57%	43.37%	(20.28)%	(21.21)%	(19.07)%
Ratios to Average Net Assets G
Expenses before expense reductions	.89% A	.91%	.90%	.90%	.92%	.89%
Expenses net of voluntary waivers, if any	.89% A	.91%	.90%	.90%	.92%	.89%
Expenses net of all reductions	.83% A	.87%	.86%	.86%	.87%	.87%
Net investment income (loss)	.92% I	.80%	.87%	.79%	.91%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,359,624	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507
Portfolio turnover rate	77% A	84%	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Income from Investment Operations
Net investment income (loss) E	.15	.11	.09	.09	.12	.17 F
Net realized and unrealized gain (loss)	(.45)	1.97	4.59	(2.89)	(3.84)	(4.93)
Total from investment operations	(.30)	2.08	4.68	(2.80)	(3.72)	(4.76)
Distributions from net investment income	(.10)	(.17)	(.09)	(.09)	(.92)	(.30)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(.09)	-	-	-	(1.47)	(2.33)
Total distributions	(.19)	(.17)	(.09)	(.09)	(2.39)	(2.69)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 16.95	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Total Return B, C, D	(1.73)%	13.49%	43.20%	(20.34)%	(21.27)%	(19.18)%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of all reductions	.93% A	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	.87% I	.69%	.77%	.69%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,127	$ 322,649	$ 246,632	$ 177,322	$ 240,525	$ 257,257
Portfolio turnover rate	77% A	84%	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.13	.08	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	(.44)	1.97	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	(.31)	2.05	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.09)	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(.09)	-	-	-	(1.47)	(2.33)
Total distributions	(.18)	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.90	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	(1.79)%	13.31%	43.04%	(20.46) %	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.14% A	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.14% A	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.08% A	1.12%	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.80% J	.54%	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,312	$ 319,708	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	77% A	84%	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Initial Class R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.16	.12	.11	.06
Net realized and unrealized gain (loss)	(.45)	1.98	4.59	(3.13)
Total from investment operations	(.29)	2.10	4.70	(3.07)
Distributions from net investment income	(.12)	(.18)	(.11)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.21)	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 16.99	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	(1.67)%	13.59%	43.32%	(21.85)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.89%A	.91%	.90%	.91%A
Expenses net of voluntary waivers, if any	.89%A	.91%	.90%	.91%A
Expenses net of all reductions	.83%A	.87%	.86%	.87%A
Net investment income (loss)	.92%I	.79%	.87%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,193	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	77%A	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.15	.11	.10	.05
Net realized and unrealized gain (loss)	(.45)	1.97	4.58	(3.12)
Total from investment operations	(.30)	2.08	4.68	(3.07)
Distributions from net investment income	(.10)	(.17)	(.10)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.19)	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 16.94	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	(1.73)%	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.00%	1.01% A
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.00%	1.01% A
Expenses net of all reductions	.93% A	.96%	.96%	.97% A
Net investment income (loss)	.87% I	.70%	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,180	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	77% A	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.13	.08	.08	.04
Net realized and unrealized gain (loss)	(.44)	1.96	4.55	(3.10)
Total from investment operations	(.31)	2.04	4.63	(3.06)
Distributions from net investment income	(.10)	(.16)	(.11)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.19)	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 16.80	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	(1.83)%	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.16%	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.14% A	1.16%	1.15%	1.17% A
Expenses net of all reductions	1.08% A	1.11%	1.11%	1.14% A
Net investment income (loss)	.80% I	.55%	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,105	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	77% A	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class R, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 428,604,755
Unrealized depreciation	(52,104,916)
Net unrealized appreciation (depreciation)	$ 376,499,839
Cost for federal income tax purposes	$ 1,955,775,701

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $897,763,191 and $873,226,510, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 154,034
Service Class 2	437,236
Service Class R	42,964
Service Class 2 R	38,184
$ 672,418

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 475,790
Service Class	105,016
Service Class 2	121,323
Initial Class R	47,434
Service Class R	28,440
Service Class 2 R	10,250
$ 788,253

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $567,426 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $803 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 4,002,000	2.71%	-	$ 604

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,284,600. The weighted average interest rate was 2.98%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $677,860 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's custody expenses. During the period, these credits reduced the fund's expenses by $154.

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 40% of the total outstanding shares of the fund.

Overseas Portfolio

Semiannual Report

Overseas Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0805
1.774855.103

Fidelity® Variable Insurance Products:

Value Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 987.90	$ 4.19
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 987.80	$ 4.83**
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91**
Service Class 2
Actual	$ 1,000.00	$ 986.90	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.19	$ 5.66**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.85%
Service Class	.98%**
Service Class 2	1.13%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.95%
Actual		$ 4.68
HypotheticalA		$ 4.76
Service Class 2	1.10%
Actual		$ 5.42
HypotheticalA		$ 5.51

A 5% return per year before expenses

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	4.1
Wal-Mart Stores, Inc.	2.9	2.0
Citigroup, Inc.	2.5	1.0
News Corp. Class B	2.5	2.9
Bank of America Corp.	2.4	3.1
American International Group, Inc.	2.3	3.1
Wells Fargo & Co.	2.1	2.4
General Growth Properties, Inc.	2.0	2.1
The Coca-Cola Co.	2.0	0.5
Pfizer, Inc.	1.9	1.0
	26.0
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.4	30.3
Information Technology	13.1	12.4
Consumer Discretionary	10.4	9.2
Energy	10.0	5.9
Consumer Staples	9.1	6.4
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 97.6%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	4.0%	** Foreign investments	2.4%

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Dana Corp.	1,100	$ 16,511
Lear Corp.	200	7,276
		23,787
Automobiles - 0.6%
Monaco Coach Corp.	500	8,595
Thor Industries, Inc.	300	9,429
Winnebago Industries, Inc.	700	22,925
		40,949
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	600	13,308
Media - 7.1%
Comcast Corp. Class A (special) (a)	900	26,955
E.W. Scripps Co. Class A	300	14,640
Gannett Co., Inc.	1,000	71,130
News Corp. Class B	10,990	185,291
Omnicom Group, Inc.	110	8,785
The New York Times Co. Class A	3,300	102,795
Time Warner, Inc. (a)	4,300	71,853
Univision Communications, Inc. Class A (a)	500	13,775
Walt Disney Co.	800	20,144
XM Satellite Radio Holdings, Inc. Class A (a)	430	14,474
		529,842
Multiline Retail - 2.0%
Dollar General Corp.	700	14,252
Federated Department Stores, Inc.	700	51,296
JCPenney Co., Inc.	1,180	62,044
Kohl's Corp. (a)	400	22,364
		149,956
Specialty Retail - 0.2%
Home Depot, Inc.	400	15,560
TOTAL CONSUMER DISCRETIONARY		773,402
CONSUMER STAPLES - 9.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	100	4,575
Coca-Cola Enterprises, Inc.	500	11,005
Diageo PLC sponsored ADR	300	17,790
The Coca-Cola Co.	3,550	148,213
		181,583
Food & Staples Retailing - 3.8%
CVS Corp.	2,200	63,954
Wal-Mart Stores, Inc.	4,570	220,274
		284,228

	Shares	Value (Note 1)
Food Products - 0.6%
Campbell Soup Co.	900	$ 27,693
The J.M. Smucker Co.	300	14,082
		41,775
Household Products - 1.2%
Colgate-Palmolive Co.	100	4,991
Procter & Gamble Co.	1,590	83,873
		88,864
Tobacco - 1.1%
Altria Group, Inc.	1,270	82,118
TOTAL CONSUMER STAPLES		678,568
ENERGY - 10.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	100	5,116
Halliburton Co.	2,000	95,640
Schlumberger Ltd. (NY Shares)	1,400	106,316
		207,072
Oil, Gas & Consumable Fuels - 7.2%
BP PLC sponsored ADR	780	48,656
El Paso Corp.	2,700	31,104
Exxon Mobil Corp.	7,040	404,584
Total SA sponsored ADR	400	46,740
Ultra Petroleum Corp. (a)	400	12,144
		543,228
TOTAL ENERGY		750,300
FINANCIALS - 33.4%
Capital Markets - 4.5%
American Capital Strategies Ltd.	1,000	36,110
Goldman Sachs Group, Inc.	200	20,404
Janus Capital Group, Inc.	2,400	36,096
Legg Mason, Inc.	200	20,822
Lehman Brothers Holdings, Inc.	300	29,784
Mellon Financial Corp.	800	22,952
Merrill Lynch & Co., Inc.	1,100	60,511
Northern Trust Corp.	1,600	72,944
Nuveen Investments, Inc. Class A	700	26,334
State Street Corp.	210	10,133
		336,090
Commercial Banks - 8.7%
Bank of America Corp.	4,020	183,352
Bank of Hawaii Corp.	100	5,075
BB&T Corp.	100	3,997
Cathay General Bancorp	900	30,339
East West Bancorp, Inc.	1,300	43,667
Marshall & Ilsley Corp.	100	4,445
North Fork Bancorp, Inc., New York	1,400	39,326
SunTrust Banks, Inc.	300	21,672
Synovus Financial Corp.	100	2,867
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,100	$ 32,120
UCBH Holdings, Inc.	1,500	24,360
UnionBanCal Corp.	200	13,384
Wachovia Corp.	1,830	90,768
Wells Fargo & Co.	2,520	155,182
		650,554
Consumer Finance - 2.8%
American Express Co.	1,150	61,215
SLM Corp.	2,830	143,764
		204,979
Diversified Financial Services - 4.4%
Citigroup, Inc.	4,060	187,694
JPMorgan Chase & Co.	3,958	139,797
		327,491
Insurance - 4.7%
Allstate Corp.	600	35,850
American International Group, Inc.	2,940	170,814
Genworth Financial, Inc. Class A (non-vtg.)	900	27,207
Hartford Financial Services Group, Inc.	880	65,806
MetLife, Inc. unit	1,260	33,037
Prudential Financial, Inc.	300	19,698
		352,412
Real Estate - 5.7%
CenterPoint Properties Trust (SBI)	300	12,690
Derwent Valley Holdings PLC	700	14,925
Education Realty Trust, Inc.	500	9,150
Equity Lifestyle Properties, Inc.	2,200	87,472
Equity Office Properties Trust	2,600	86,060
General Growth Properties, Inc.	3,623	148,869
Highwoods Properties, Inc. (SBI)	700	20,832
ProLogis	800	32,192
St. Modwen Properties PLC	2,000	15,857
		428,047
Thrifts & Mortgage Finance - 2.6%
Countrywide Financial Corp.	300	11,583
Fannie Mae	1,000	58,400
FirstFed Financial Corp., Delaware (a)	200	11,922
Freddie Mac	400	26,092
Golden West Financial Corp., Delaware	900	57,942
Hudson City Bancorp, Inc.	2,600	29,666
		195,605
TOTAL FINANCIALS		2,495,178

	Shares	Value (Note 1)
HEALTH CARE - 7.5%
Biotechnology - 0.7%
Amgen, Inc. (a)	500	$ 30,230
Amylin Pharmaceuticals, Inc. (a)	1,200	25,116
		55,346
Health Care Equipment & Supplies - 1.1%
Hospira, Inc. (a)	1,100	42,900
Medtronic, Inc.	300	15,537
Varian, Inc. (a)	600	22,674
		81,111
Health Care Providers & Services - 0.9%
Aetna, Inc.	200	16,564
Health Net, Inc. (a)	800	30,528
UnitedHealth Group, Inc.	360	18,770
		65,862
Pharmaceuticals - 4.8%
Abbott Laboratories	1,060	51,951
Merck & Co., Inc.	880	27,104
Mylan Laboratories, Inc.	900	17,316
Pfizer, Inc.	5,290	145,898
Roche Holding AG sponsored ADR	700	44,163
Schering-Plough Corp.	700	13,342
Wyeth	1,300	57,850
		357,624
TOTAL HEALTH CARE		559,943
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	1,400	23,688
Honeywell International, Inc.	800	29,304
Lockheed Martin Corp.	60	3,892
Northrop Grumman Corp.	160	8,840
Precision Castparts Corp.	220	17,138
		82,862
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	700	19,838
Electrical Equipment - 0.1%
American Power Conversion Corp.	400	9,436
Industrial Conglomerates - 1.7%
General Electric Co.	3,620	125,433
Machinery - 0.9%
Caterpillar, Inc.	300	28,593
Danaher Corp.	600	31,404
Dover Corp.	310	11,278
		71,275
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	600	28,248
Kansas City Southern (a)	400	8,072
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Laidlaw International, Inc. (a)	1,300	$ 31,330
Norfolk Southern Corp.	910	28,174
		95,824
TOTAL INDUSTRIALS		404,668
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	1,800	34,398
Corning, Inc. (a)	600	9,972
Motorola, Inc.	700	12,782
		57,152
Computers & Peripherals - 0.3%
Apple Computer, Inc. (a)	300	11,043
NCR Corp. (a)	400	14,048
		25,091
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	800	21,728
Avnet, Inc. (a)	700	15,771
		37,499
Internet Software & Services - 0.4%
aQuantive, Inc. (a)	400	7,088
Digital River, Inc. (a)	300	9,525
Yahoo!, Inc. (a)	300	10,395
		27,008
Semiconductors & Semiconductor Equipment - 9.3%
Analog Devices, Inc.	1,630	60,815
Applied Materials, Inc.	3,020	48,864
Cirrus Logic, Inc. (a)	2,500	13,275
FormFactor, Inc. (a)	1,800	47,556
Freescale Semiconductor, Inc. Class B	1,600	33,888
Intel Corp.	4,930	128,476
KLA-Tencor Corp.	1,780	77,786
Lam Research Corp. (a)	2,600	75,244
Mattson Technology, Inc. (a)	600	4,296
MKS Instruments, Inc. (a)	2,400	40,536
National Semiconductor Corp.	5,600	123,368
Novellus Systems, Inc. (a)	300	7,413
Varian Semiconductor Equipment Associates, Inc. (a)	1,000	37,000
		698,517
Software - 1.8%
Microsoft Corp.	5,490	136,372
TOTAL INFORMATION TECHNOLOGY		981,639

	Shares	Value (Note 1)
MATERIALS - 3.3%
Chemicals - 3.3%
Eastman Chemical Co.	1,316	$ 72,577
FMC Corp. (a)	1,740	97,684
H.B. Fuller Co.	500	17,030
Lubrizol Corp.	900	37,809
Praxair, Inc.	500	23,300
		248,400
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
ALLTEL Corp.	1,100	68,508
BellSouth Corp.	2,900	77,053
NeuStar, Inc. Class A	100	2,560
SBC Communications, Inc.	700	16,625
Sprint Corp.	720	18,065
Verizon Communications, Inc.	1,510	52,171
		234,982
UTILITIES - 2.3%
Electric Utilities - 1.5%
Edison International	1,000	40,550
Entergy Corp.	370	27,954
Exelon Corp.	800	41,064
TECO Energy, Inc.	100	1,891
		111,459
Gas Utilities - 0.1%
AGL Resources, Inc.	200	7,730
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	300	4,914
Constellation Energy Group, Inc.	300	17,307
		22,221
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	1,000	15,060
Dominion Resources, Inc.	200	14,678
		29,738
TOTAL UTILITIES		171,148
TOTAL COMMON STOCKS (Cost $6,820,602)		7,298,228
Money Market Funds - 5.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b) (Cost $396,788)	396,788	$ 396,788
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $7,217,390)		7,695,016
NET OTHER ASSETS - (2.9)%		(218,701)
NET ASSETS - 100%		$ 7,476,315
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $99,823 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $7,217,390) - See accompanying schedule		$ 7,695,016
Receivable for investments sold		85,733
Receivable for fund shares sold		17,979
Dividends receivable		8,903
Interest receivable		505
Prepaid expenses		10
Receivable from investment adviser for expense reductions		7,361
Other receivables		1,937
Total assets		7,817,444

Liabilities
Payable for investments purchased	$ 315,564
Payable for fund shares redeemed	27
Accrued management fee	3,442
Distribution fees payable	1,033
Other affiliated payables	656
Other payables and accrued expenses	20,407
Total liabilities		341,129

Net Assets		$ 7,476,315
Net Assets consist of:
Paid in capital		$ 6,912,540
Undistributed net investment income		29,015
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		57,134
Net unrealized appreciation (depreciation) on investments		477,626
Net Assets		$ 7,476,315
Initial Class: Net Asset Value, offering price and redemption price per share ($1,600,919 ÷ 135,393 shares)		$ 11.82
Service Class: Net Asset Value, offering price and redemption price per share ($1,278,185 ÷ 108,475 shares)		$ 11.78
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,597,211 ÷ 392,439 shares)		$ 11.71

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 59,030
Interest		2,805
Total income		61,835

Expenses
Management fee	$ 17,577
Transfer agent fees	2,975
Distribution fees	5,663
Accounting fees and expenses	1,267
Independent trustees' compensation	13
Custodian fees and expenses	8,374
Audit	27,661
Legal	14
Miscellaneous	150
Total expenses before reductions	63,694
Expense reductions	(32,959)	30,735
Net investment income (loss)		31,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	164,618
Foreign currency transactions	112
Total net realized gain (loss)		164,730
Change in net unrealized appreciation (depreciation) on investment securities		(249,270)
Net gain (loss)		(84,540)
Net increase (decrease) in net assets resulting from operations		$ (53,440)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,100	$ 49,447
Net realized gain (loss)	164,730	202,057
Change in net unrealized appreciation (depreciation)	(249,270)	237,141
Net increase (decrease) in net assets resulting from operations	(53,440)	488,645
Distributions to shareholders from net investment income	(2,356)	(49,290)
Share transactions - net increase (decrease)	2,149,372	694,703
Total increase (decrease) in net assets	2,093,576	1,134,058

Net Assets
Beginning of period	5,382,739	4,248,681
End of period (including undistributed net investment income of $29,015 and undistributed net investment income of $271, respectively)	$ 7,476,315	$ 5,382,739
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
Shares Sold	88,715	13,207	140,827
Reinvested	22	43	134
Redeemed	(2,050)	(7,456)	(49,620)
Net increase (decrease)	86,687	5,794	91,341

Dollars Sold	$ 1,028,388	$ 156,843	$ 1,651,379
Reinvested	262	509	1,585
Redeemed	(24,218)	(87,167)	(578,209)
Net increase (decrease)	$ 1,004,432	$ 70,185	$ 1,074,755

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	13,249	34,898	176,363
Reinvested	445	942	2,765
Redeemed	(2,986)	(22,818)	(143,324)
Net increase (decrease)	10,708	13,022	35,804

Dollars Sold	$ 151,909	$ 382,903	$ 1,937,902
Reinvested	5,308	11,214	32,768
Redeemed	(32,863)	(246,439)	(1,547,999)
Net increase (decrease)	$ 124,354	$ 147,678	$ 422,671

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
From net investment income	$ 262	$ 509	$ 1,585

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,308	$ 11,214	$ 32,768

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 10.86	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.14F	.05	.03	.03
Net realized and unrealized gain (loss)	(.21)	1.08	2.72	(1.54)	(.37)
Total from investment operations	(.14)	1.22	2.77	(1.51)	(.34)
Distributions from net investment income	(.01)	(.11)	(.03)	(.01)	(.02)
Net asset value, end of period	$ 11.82	$ 11.97	$ 10.86	$ 8.12	$ 9.64
Total ReturnB,C,D	(1.21)%	11.24%	34.16%	(15.66)%	(3.40)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.90%A	2.65%	4.32%	3.60%	7.11%A
Expenses net of voluntary waivers, if any	.85%A	1.00%	1.28%	1.50%	1.50%A
Expenses net of all reductions	.79%A	.95%	1.22%	1.45%	1.46%A
Net investment income (loss)	1.22%A	1.26%	.57%	.31%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601	$ 583	$ 413	$ 261	$ 290
Portfolio turnover rate	183%A	155%	164%	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.84	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.13F	.05	.02	.02
Net realized and unrealized gain (loss)	(.20)	1.07	2.70	(1.53)	(.37)
Total from investment operations	(.14)	1.20	2.75	(1.51)	(.35)
Distributions from net investment income	(.01)	(.11)	(.03)	(.01)	(.01)
Net asset value, end of period	$ 11.78	$ 11.93	$ 10.84	$ 8.12	$ 9.64
Total ReturnB,C,D	(1.22)%	11.07%	33.91%	(15.66)%	(3.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.96%A	2.75%	4.35%	3.64%	7.23%A
Expenses net of voluntary waivers, if any	.98%A	1.10%	1.35%	1.60%	1.60%A
Expenses net of all reductions	.92%A	1.04%	1.29%	1.55%	1.56%A
Net investment income (loss)	1.09%A	1.17%	.50%	.21%	.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,278	$ 1,225	$ 972	$ 803	$ 910
Portfolio turnover rate	183%A	155%	164%	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.80	$ 8.10	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.11F	.03	.01	.01
Net realized and unrealized gain (loss)	(.20)	1.07	2.70	(1.54)	(.36)
Total from investment operations	(.15)	1.18	2.73	(1.53)	(.35)
Distributions from net investment income	(.01)	(.11)	(.03)	(.01)	(.01)
Net asset value, end of period	$ 11.71	$ 11.87	$ 10.80	$ 8.10	$ 9.64
Total ReturnB,C,D	(1.31)%	10.93%	33.75%	(15.87) %	(3.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.13%A	2.93%	4.50%	3.78%	7.38%A
Expenses net of voluntary waivers, if any	1.13%A	1.25%	1.51%	1.75%	1.75%A
Expenses net of all reductions	1.07%A	1.20%	1.45%	1.70%	1.70%A
Net investment income (loss)	.94%A	1.01%	.34%	.06%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,597	$ 3,575	$ 2,865	$ 1,698	$ 1,750
Portfolio turnover rate	183%A	155%	164%	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 560,869
Unrealized depreciation	(100,567)
Net unrealized appreciation (depreciation)	$ 460,302
Cost for federal income tax purposes	$ 7,234,714

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,509,140 and $5,492,791, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 612
Service Class 2	5,051
$ 5,663

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 518
Service Class	471
Service Class 2	1,986
$ 2,975

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Value Portfolio

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,767 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $309 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00% - .85%*	$ 4,670
Service Class	1.10% - .95%*	6,016
Service Class 2	1.25% - 1.10%*	20,314
		$ 31,000

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,959 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 66% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0805
1.761034.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005